                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
Municipal Bonds and Notes--106.9%
California--97.8%
$   100,000   Adelanto, CA Elementary
              School District Community
              Facilities District No. 1        4.700%    09/01/2012   09/01/2009(A)  $     92,073
    695,000   Adelanto, CA Improvement
              Agency, Series B(1)              5.500     12/01/2023   06/01/2009(B)       695,181
    210,000   Adelanto, CA Public
              Financing Authority, Series
              B(1)                             6.300     09/01/2028   07/12/2023(A)       169,271
     25,000   Alameda, CA Public
              Financing Authority (West
              End Community)                   6.800     04/01/2016   04/01/2010(A)        25,309
     25,000   Alvord, CA Unified School
              District Community
              Facilities District(1)           6.200     09/01/2025   04/02/2024(A)        21,410
     30,000   Apple Valley, CA
              Improvement Bond Act 1915(1)     6.900     09/02/2015   12/07/2012(C)        30,464
     15,000   Aromas, CA Water District(1)     5.600     09/01/2018   04/02/2017(A)        13,158
     15,000   Atwater, CA Redevel. Agency
              (Downtown Redevel.)(1)           5.500     06/01/2019   06/01/2019           12,841
     25,000   Azusa, CA COP(1)                 5.750     08/01/2020   08/01/2009(B)        25,223
     35,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                 5.600     09/02/2020   03/02/2016(A)        30,273
     45,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                 6.100     09/02/2024   10/15/2022(A)        38,705
     15,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                 7.100     09/02/2015   09/02/2009(A)        14,847
      5,000   Banning, CA Improvement
              Bond Act 1915(1)                 8.400     09/02/2010   09/02/2009(B)         5,195
     25,000   Beaumont, CA Financing
              Authority, Series A(1)           5.700     09/01/2035   10/10/2033(A)        17,803
    130,000   Beaumont, CA Financing
              Authority, Series A(1)           7.000     09/01/2023   07/01/2018(A)       119,682
     55,000   Beaumont, CA Financing
              Authority, Series B(1)           6.000     09/01/2034   04/01/2030(A)        41,164
     30,000   Belmont, CA Redevel. Agency
              (Los Costano Community
              Devel.)(1)                       5.500     08/01/2016   08/01/2009(B)        30,016
     50,000   Blythe, CA Redevel. Agency
              (Redevel. Project No. 1 Tax
              Allocation)(1)                   5.750     05/01/2034   06/29/2032(A)        36,506
    750,000   Blythe, CA Redevel. Agency
              (Redevel. Project No. 1 Tax
              Allocation)(1)                   6.200     05/01/2031   10/18/2023(A)       594,150
    145,000   Bonita Canyon, CA Public
              Facilities Financing
              Authority(1)                     5.375     09/01/2028   11/21/2022(A)       106,991
     80,000   Brentwood, CA Improvement
              Bond Act 1915(1)                 6.800     09/02/2017   07/06/2014(A)        79,364
     30,000   Brisbane, CA Improvement
              Bond Act 1915 (Northeast
              Ridge)(1)                        5.875     09/02/2020   03/30/2019(A)        26,558
    205,000   Brisbane, CA Public
              Financing Authority(1)           6.000     05/01/2026   07/25/2023(A)       166,845
     35,000   Buena Park, CA Special Tax
              (Park Mall)(1)                   6.125     09/01/2033   10/15/2031(A)        27,046


             1 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   250,000   Burbank, CA Community
              Facilities District Special
              Tax(1)                           5.200%    12/01/2023   06/24/2022(A)  $    195,133
     25,000   Burbank, CA Public Service
              Dept.(1)                         5.125     06/01/2016   06/01/2009(B)        25,320
    280,000   CA ABAG Finance Authority
              for NonProfit Corporations
              (Lincoln Glen Manor)(1)          6.100     02/15/2025   02/15/2010(B)       280,700
    100,000   CA ABAG Finance Authority
              for NonProfit Corporations
              (San Diego Hospital
              Assoc.)(1)                       6.125     08/15/2020   03/17/2016(A)        98,748
      5,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP(1)                           5.600     11/01/2023   08/01/2010(A)         4,995
     10,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP(1)                           5.750     08/15/2014   08/15/2009(B)        10,013
     20,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP(1)                           5.800     03/01/2023   09/01/2009(B)        20,002
    150,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (American Baptist Homes
              of the West)(1)                  5.850     10/01/2027   09/17/2023(A)       116,372
     55,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (American Baptist Homes
              of the West)(1)                  6.100     10/01/2017   02/22/2014(A)        48,298
     25,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (Episcopal Homes
              Foundation)(1)                   5.125     07/01/2013   07/12/2012(A)        24,864
     90,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (Home for Jewish
              Parents)(1)                      5.625     05/15/2022   05/15/2009(B)        90,131
     30,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (Home for Jewish
              Parents)(1)                      5.625     05/15/2022   05/15/2009(B)        30,001
    725,000   CA ABAG Finance Authority
              for NonProfit Corporations
              COP (Lytton Gardens)(1)          6.000     02/15/2019   08/15/2009(B)       729,125
     65,000   CA ABAG Tax Allocation,
              Series A(1)                      6.000     12/15/2014   06/15/2009(B)        65,365
    100,000   CA Affordable Hsg. Agency
              (Merced County Hsg.
              Authority)(1)                    6.500     01/01/2033   01/01/2029(A)        73,340
  2,455,000   CA Aztec Shops Auxiliary
              Organization (San Diego
              State University)(1)             6.000     09/01/2031   05/02/2029(A)     1,886,005
  9,420,000   CA County Tobacco
              Securitization Agency            5.830(2)  06/01/2033   03/18/2015(A)       808,236
  1,810,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        0.000(3)  06/01/2021   03/15/2014(C)     1,192,736
  1,240,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        0.000(3)  06/01/2028   09/12/2018(A)       672,092
  5,000,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        0.000(3)  06/01/2036   11/23/2021(A)     2,464,950


             2 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$ 4,035,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.100%    06/01/2028   01/16/2017(A)  $  2,943,169
    290,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.500     06/01/2033   06/01/2011(A)       206,173
  1,815,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.750     06/01/2029   11/23/2011(A)     1,384,863
     25,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.875     06/01/2027   06/01/2014(A)        19,824
    290,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.875     06/01/2035   03/28/2017(A)       195,921
    280,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        5.875     06/01/2043   08/27/2019(A)       184,201
    765,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        6.000     06/01/2029   06/01/2012(A)       580,712
    665,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        6.000     06/01/2035   05/01/2018(A)       457,460
    435,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        6.000     06/01/2042   01/01/2020(A)       292,485
 10,700,000   CA County Tobacco
              Securitization Agency (TASC)     6.068(2)  06/01/2046   09/09/2028(A)       207,473
 51,520,000   CA County Tobacco
              Securitization Agency (TASC)     6.192(2)  06/01/2050   01/02/2026(A)       652,758
     50,000   CA County Tobacco
              Securitization Agency
              (TASC)(1)                        6.250     06/01/2037   06/11/2017(A)        35,376
     85,000   CA Dept. of Veterans
              Affairs Home Purchase(1)         5.200     12/01/2027   06/01/2009(B)        84,997
     60,000   CA Dept. of Veterans
              Affairs Home Purchase(1)         5.200     12/01/2028   06/01/2009(B)        60,008
  3,395,000   CA Dept. of Veterans
              Affairs Home Purchase(1)         5.450     12/01/2019   12/01/2009(B)     3,450,440
     25,000   CA Dept. of Water Resources
              (Center Valley)(1)               5.000     12/01/2029   06/01/2009(B)        25,008
    515,000   CA Dept. of Water Resources
              (Center Valley)(1)               5.250     07/01/2022   07/01/2009(B)       515,453
     25,000   CA Dept. of Water Resources
              (Center Valley)(1)               5.400     07/01/2012   07/01/2009(B)        25,077
     25,000   CA East Side Union High
              School District(1)               5.250     09/01/2025   09/01/2009(B)        25,078
     45,000   CA Educational Facilities
              Authority(1)                     5.125     04/01/2017   04/01/2017           40,389
     25,000   CA Educational Facilities
              Authority (California
              College of Arts and
              Crafts)(1)                       5.875     06/01/2030   07/11/2028(A)        18,466
      5,000   CA Educational Facilities
              Authority (College and
              University Financing)(1)         6.125     06/01/2009   06/01/2009            5,004
      5,000   CA Educational Facilities
              Authority (College and
              University Financing)(1)         6.250     06/01/2018   06/01/2009(B)         5,017


             3 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    60,000   CA Educational Facilities
              Authority (Dominican
              University of
              California/Harvey Mudd
              College Obligated Group)(1)      5.500%    03/01/2011   09/01/2009(B)  $     60,200
     15,000   CA Educational Facilities
              Authority (Los Angeles
              College of Chiropractic)(1)      5.600     11/01/2017   10/12/2013(A)        12,303
     50,000   CA Educational Facilities
              Authority (Stanford
              University)(1)                   5.125     01/01/2031   07/01/2009(B)        50,004
     35,000   CA Educational Facilities
              Authority (University of
              Southern California)(1)          5.000     10/01/2028   10/01/2010(B)        35,103
    335,000   CA Financing Authority
              (Wastewater Improvement)(1)      6.100     11/01/2033   12/17/2031(A)       257,883
     60,000   CA GO(1)                         4.800     08/01/2014   08/01/2009(B)        60,087
     25,000   CA GO(1)                         5.000     06/01/2017   06/02/2009(B)        25,055
     25,000   CA GO(1)                         5.000     06/01/2019   06/02/2009(B)        25,013
      5,000   CA GO(1)                         5.000     06/01/2019   06/01/2011(B)         5,071
      5,000   CA GO(1)                         5.000     02/01/2021   08/01/2009(B)         5,001
    100,000   CA GO(1)                         5.000     11/01/2022   05/01/2009(B)       100,981
     75,000   CA GO(1)                         5.000     10/01/2023   10/01/2009(B)        75,001
     10,000   CA GO(1)                         5.000     10/01/2023   10/01/2009(B)        10,000
     10,000   CA GO(1)                         5.000     02/01/2025   08/01/2009(B)        10,000
     45,000   CA GO(1)                         5.000     02/01/2025   06/13/2024(A)        44,509
     60,000   CA GO(1)                         5.100     03/01/2010   09/01/2009(B)        60,170
     25,000   CA GO(1)                         5.125     10/01/2027   10/01/2027           24,749
     25,000   CA GO(1)                         5.150     12/01/2013   06/01/2009(B)        25,033
     15,000   CA GO(1)                         5.200     06/01/2010   06/01/2009(B)        15,045
    105,000   CA GO(1)                         5.250     06/01/2011   06/01/2009(B)       105,298
     25,000   CA GO(1)                         5.250     10/01/2013   10/01/2009(B)        25,386
     20,000   CA GO(1)                         5.250     06/01/2016   06/01/2009(B)        20,050
     25,000   CA GO(1)                         5.250     04/01/2018   10/01/2009(B)        25,022
     10,000   CA GO(1)                         5.250     04/01/2019   10/01/2009(B)        10,007
     10,000   CA GO(1)                         5.250     04/01/2021   10/01/2009(B)        10,004
    160,000   CA GO(1)                         5.250     06/01/2021   06/01/2009(B)       160,070
     10,000   CA GO(1)                         5.250     02/01/2029   02/01/2013(B)         9,878
     10,000   CA GO(1)                         5.250     02/01/2030   02/01/2012(B)         9,826
     15,000   CA GO(1)                         5.300     09/01/2011   09/01/2009(B)        15,168
     15,000   CA GO(1)                         5.350     12/01/2013   04/27/2011(B)        15,407
     15,000   CA GO(1)                         5.375     06/01/2026   06/01/2009(B)        15,001
     15,000   CA GO(1)                         5.500     03/01/2010   09/01/2009(B)        15,192
    100,000   CA GO(1)                         5.500     06/01/2010   06/02/2009(B)       100,313
     15,000   CA GO(1)                         5.500     06/01/2013   06/02/2009(B)        15,041
     55,000   CA GO(1)                         5.500     04/01/2015   10/01/2009(B)        55,918
     30,000   CA GO(1)                         5.500     04/01/2019   10/01/2009(B)        30,147


             4 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    15,000   CA GO(1)                         5.500%    03/01/2020   09/01/2009(B)  $     15,177
     25,000   CA GO(1)                         5.500     03/01/2020   09/01/2009(B)        25,295
     20,000   CA GO(1)                         5.500     10/01/2022   10/01/2009(B)        20,054
      5,000   CA GO(1)                         5.600     09/01/2021   09/01/2009(B)         5,015
     70,000   CA GO(1)                         5.625     10/01/2021   10/01/2009(B)        70,995
    130,000   CA GO(1)                         5.625     10/01/2023   10/01/2009(B)       131,297
     10,000   CA GO(1)                         5.625     09/01/2024   09/01/2009(B)        10,018
     15,000   CA GO(1)                         5.625     10/01/2026   10/01/2009(B)        15,064
     75,000   CA GO(1)                         5.750     03/01/2010   09/01/2009(B)        76,020
      5,000   CA GO(1)                         5.750     03/01/2012   09/01/2009(B)         5,060
     35,000   CA GO(1)                         5.750     03/01/2015   09/01/2009(B)        35,421
    120,000   CA GO(1)                         5.750     11/01/2017   05/01/2009(B)       122,150
     35,000   CA GO(1)                         5.750     11/01/2017   05/01/2009(B)        35,627
     25,000   CA GO(1)                         5.800     06/01/2013   06/01/2009(B)        25,076
     35,000   CA GO(1)                         5.900     04/01/2023   10/01/2009(B)        35,137
    230,000   CA GO(1)                         5.900     04/01/2023   10/01/2009(B)       233,374
     75,000   CA GO(1)                         5.900     03/01/2025   09/01/2009(B)        75,176
     20,000   CA GO(1)                         6.000     08/01/2010   08/01/2009(B)        20,214
     10,000   CA GO(1)                         6.000     05/01/2011   05/01/2009(B)        10,204
     25,000   CA GO(1)                         6.000     05/01/2012   05/01/2009(B)        25,505
     10,000   CA GO(1)                         6.000     10/01/2014   10/01/2009(B)        10,169
     20,000   CA GO(1)                         6.000     08/01/2015   08/01/2009(B)        20,204
     20,000   CA GO(1)                         6.000     05/01/2018   05/01/2009(B)        20,404
      5,000   CA GO(1)                         6.000     08/01/2019   08/01/2009(B)         5,020
     40,000   CA GO(1)                         6.000     10/01/2021   10/01/2009(B)        40,213
     85,000   CA GO(1)                         6.000     08/01/2024   08/01/2009(B)        85,190
    605,000   CA GO(1)                         6.250     10/01/2019   10/01/2009(B)       615,848
    295,000   CA GO (Safe Drinking
              Water)(1)                        8.250     09/01/2010   09/01/2009(B)       301,393
     25,000   CA Golden State Tobacco
              Securitization Corp.(1)          5.000     06/01/2020   06/01/2020           23,892
  5,000,000   CA Golden State Tobacco
              Securitization Corp.
              (TASC)(1)                        0.000(3)  06/01/2037   05/22/2022(C)     1,921,100
 36,860,000   CA Golden State Tobacco
              Securitization Corp.
              (TASC)(1)                        4.500     06/01/2027   09/28/2013(A)    29,893,829
    500,000   CA Golden State Tobacco
              Securitization Corp.
              (TASC)(1)                        5.000     06/01/2018   06/01/2018          486,110
  1,000,000   CA Health Facilities
              Financing Authority
              (Adventist Health
              System/West)(1)                  6.250     03/01/2021   09/01/2009(B)     1,000,660
     10,000   CA Health Facilities
              Financing Authority
              (Adventist Health
              System/West)(1)                  6.500     03/01/2011   03/01/2010(B)        10,024
     10,000   CA Health Facilities
              Financing Authority
              (Catholic Healthcare
              West)(1)                         5.000     07/01/2011   07/01/2009(B)        10,011


             5 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   145,000   CA Health Facilities
              Financing Authority
              (Catholic Healthcare
              West)(1)                         5.000%    07/01/2021   10/24/2019(A)  $    139,990
    160,000   CA Health Facilities
              Financing Authority
              (Catholic Healthcare
              West)(1)                         5.250     07/01/2023   01/06/2020(A)       154,256
     30,000   CA Health Facilities
              Financing Authority
              (Catholic Healthcare
              West)(1)                         5.250     07/01/2023   01/06/2020(A)        28,923
    185,000   CA Health Facilities
              Financing Authority
              (Catholic Healthcare
              West)(1)                         6.000     07/01/2013   07/01/2009(B)       185,289
     65,000   CA Health Facilities
              Financing Authority
              (Community Program)(1)           7.200     01/01/2012   08/01/2009(B)        65,312
     50,000   CA Health Facilities
              Financing Authority
              (Downey Community Hospital)      5.750     05/15/2015   08/04/2012(A)        38,489
     50,000   CA Health Facilities
              Financing Authority
              (Fellowship Homes)(1)            6.000     09/01/2019   09/01/2009(B)        50,034
    115,000   CA Health Facilities
              Financing Authority
              (Marshall Hospital)(1)           5.000     11/01/2018   11/01/2009(B)       115,006
     60,000   CA Health Facilities
              Financing Authority
              (Marshall Hospital)(1)           5.125     11/01/2012   06/01/2009(B)        60,067
     20,000   CA Health Facilities
              Financing Authority
              (Mercy Senior Hsg.)(1)           5.800     12/01/2018   06/01/2009(B)        20,013
     30,000   CA Health Facilities
              Financing Authority
              (Providence Health
              System-Southern
              California)(1)                   5.500     10/01/2013   10/01/2009(B)        30,051
     40,000   CA Health Facilities
              Financing Authority (San
              Fernando Valley Community
              Mental Health Center)(1)         5.250     06/01/2023   06/14/2017(A)        38,817
     50,000   CA Health Facilities
              Financing Authority (Sunny
              View Lutheran Home)(1)           5.100     01/01/2024   02/09/2022(A)        47,470
      5,000   CA Health Facilities
              Financing Authority (Sutter
              Health)(1)                       5.000     08/15/2017   08/15/2009(B)         5,015
    135,000   CA Health Facilities
              Financing Authority (Sutter
              Health)(1)                       5.125     08/15/2022   08/15/2009(B)       135,146
     30,000   CA Health Facilities
              Financing Authority (Sutter
              Health)(1)                       5.375     08/15/2030   05/07/2025(A)        29,679
     35,000   CA HFA                           8.037(2)  08/01/2015   04/14/2011(A)        20,810
    110,000   CA HFA                           8.258(2)  02/01/2015   02/11/2011(A)        70,280
  6,855,000   CA HFA (Home Mtg.)(1)            5.000     08/01/2037   01/25/2012(A)     6,603,490
  6,450,000   CA HFA (Home Mtg.)(4)            5.500     02/01/2042   01/01/2012(A)     6,340,966
  4,870,000   CA HFA (Home Mtg.)(1)            5.500     02/01/2042   06/26/2012(A)     4,787,502
 13,525,000   CA HFA (Home Mtg.)(1)            5.500     08/01/2042   09/01/2012(A)    13,199,183
     55,000   CA HFA (Multifamily Hsg.)(1)     5.375     08/01/2028   01/06/2026(A)        48,528
     15,000   CA HFA (Multifamily Hsg.)(1)     5.400     08/01/2018   08/01/2010(B)        15,131


             6 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    40,000   CA HFA (Multifamily Hsg.)(1)     5.400%    08/01/2018   08/01/2010(B)  $     40,348
    445,000   CA HFA (Multifamily Hsg.)(1)     5.450     08/01/2028   04/13/2024(A)       438,080
     85,000   CA HFA (Multifamily Hsg.)(1)     5.850     02/01/2010   08/01/2009(B)        85,173
    630,000   CA HFA (Multifamily Hsg.)(1)     5.950     08/01/2028   08/01/2009(B)       630,113
    320,000   CA HFA (Multifamily Hsg.)(1)     6.050     08/01/2016   08/01/2009(B)       320,368
    130,000   CA HFA (Multifamily Hsg.)(1)     6.050     08/01/2027   08/01/2009(B)       130,085
     25,000   CA HFA (Multifamily Hsg.)(1)     6.050     08/01/2038   08/01/2009(B)        25,004
  2,360,000   CA HFA (Multifamily Hsg.)(1)     6.150     08/01/2022   08/01/2009(B)     2,361,912
     40,000   CA HFA (Multifamily Hsg.),
              Series B(1)                      5.850     08/01/2010   08/01/2009(B)        40,074
     10,000   CA HFA (Single Family Mtg.),
              Series A(1)                      5.300     08/01/2018   02/01/2010(B)        10,108
  2,250,000   CA Hi-Desert Memorial
              Health Care District(1)          5.500     10/01/2015   04/25/2014(A)     2,106,945
  3,240,000   CA Home Mtg. Finance
              Authority (Homebuyers
              Fund)(1)                         6.000     02/01/2033   08/30/2012(C)     3,239,903
  1,245,000   CA Infrastructure and
              Economic Devel. (Copia: The
              American Center for Wine,
              Food and the Arts)               5.350(2)  12/01/2019   12/01/2019          138,307
  1,320,000   CA Infrastructure and
              Economic Devel. (Copia: The
              American Center for Wine,
              Food and the Arts)               5.400(2)  12/01/2020   12/01/2020          126,694
  3,235,000   CA Infrastructure and
              Economic Devel. (Copia: The
              American Center for Wine,
              Food and the Arts)               5.420(2)  12/01/2021   12/01/2021          277,919
     15,000   CA Infrastructure and
              Economic Devel. (Stockton
              Port District)(1)                5.375     07/01/2022   02/23/2020(A)        11,278
  1,350,000   CA Inland Empire Tobacco
              Securitization Authority(1)      5.000     06/01/2021   06/23/2013(A)     1,105,461
    235,000   CA Intercommunity Hospital
              Financing Authority COP(1)       5.250     11/01/2019   10/03/2015(A)       202,255
     65,000   CA Loan Purchasing Finance
              Authority(1)                     5.600     10/01/2014   10/01/2009(B)        65,209
     35,000   CA M-S-R Public Power
              Agency (San Juan)(1)             6.000     07/01/2022   07/01/2009(B)        37,801
     10,000   CA Maritime Infrastructure
              Authority (Santa Cruz Port
              District)(1)                     5.750     05/01/2024   05/01/2024            8,310
     25,000   CA Padre Dam Municipal
              Water District COP(1)            5.500     10/01/2016   10/01/2009(B)        25,344
  3,260,000   CA Pollution Control
              Financing Authority
              (Pacific Gas & Electric
              Company)(1)                      5.350     12/01/2016   12/01/2016        3,213,773
     30,000   CA Pollution Control
              Financing Authority
              (Sacramento Biosolids
              Facility)(1)                     5.300     12/01/2017   06/24/2016(A)        24,365
    240,000   CA Pollution Control
              Financing Authority
              (Sacramento Biosolids
              Facility)(1)                     5.500     12/01/2024   07/27/2022(A)       157,178


             7 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   190,000   CA Pollution Control
              Financing Authority (San
              Diego Gas & Electric
              Company)(1)                      5.850%    06/01/2021   06/01/2009(B)  $    190,025
    220,000   CA Pollution Control
              Financing Authority (San
              Diego Gas & Electric
              Company)(1)                      5.850     06/01/2021   06/01/2009(B)       220,029
    805,000   CA Pollution Control
              Financing Authority (San
              Diego Gas & Electric
              Company)(1)                      5.850     06/01/2021   06/01/2009(B)       805,105
     20,000   CA Pollution Control
              Financing Authority
              (Southern California Edison
              Company)(1)                      5.550     09/01/2031   09/01/2031           17,270
    435,000   CA Pollution Control
              Financing Authority
              (Southern California Water
              Company)(1)                      5.500     12/01/2026   12/01/2026          416,091
  6,000,000   CA Pollution Control
              Financing Authority (Waste
              Management of CA/USA Waste
              of CA Obligated Group)(1)        6.750     12/01/2027   12/01/2010(D)     6,051,840
    125,000   CA Public Works(1)               5.250     12/01/2013   06/01/2009(B)       125,385
    115,000   CA Public Works (California
              Community College)(1)            5.375     03/01/2011   09/01/2009(B)       115,382
     45,000   CA Public Works (California
              Science Center)(1)               5.250     10/01/2017   10/01/2009(B)        45,585
     25,000   CA Public Works (Dept. of
              Corrections)(1)                  5.000     09/01/2021   09/01/2010(B)        24,846
    175,000   CA Public Works (Dept. of
              Food and Agriculture)(1)         5.400     06/01/2013   06/01/2009(B)       175,509
    160,000   CA Public Works (State
              Universities)(1)                 5.250     12/01/2013   06/01/2009(B)       160,451
  1,030,000   CA Public Works (State
              Universities)(1)                 5.500     12/01/2018   06/01/2009(B)     1,031,040
    100,000   CA Public Works (Various
              Community Colleges)(1)           5.375     03/01/2013   09/01/2009(B)       100,322
     25,000   CA Public Works (Various
              Community Colleges)(1)           5.375     03/01/2014   09/01/2009(B)        25,081
     20,000   CA Public Works (Various
              Community Colleges)(1)           5.500     09/01/2011   09/01/2009(B)        20,062
     50,000   CA Public Works (Various
              Community Colleges)(1)           5.600     04/01/2014   10/01/2009(B)        50,141
  1,030,000   CA Public Works (Various
              Community Colleges)(1)           5.625     03/01/2016   09/01/2009(B)     1,032,936
  6,050,000   CA Public Works (Various
              Community Colleges)(1)           5.625     03/01/2016   09/01/2009(B)     6,067,243
    610,000   CA Public Works (Various
              Community Colleges)(1)           5.625     03/01/2019   09/01/2009(B)       611,690
     25,000   CA Public Works (Various
              State Universities)(1)           5.375     12/01/2019   06/01/2009(B)        25,316


             8 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    50,000   CA Public Works (Various
              State Universities)(1)           5.400%    10/01/2022   10/01/2009(B)  $     50,034
     10,000   CA Public Works (Various
              State Universities)(1)           5.500     09/01/2015   09/01/2009(B)        10,126
      5,000   CA Resource Efficiency
              Financing Authority COP          5.500     04/01/2017   10/01/2009(B)         5,016
     80,000   CA River Highlands
              Community Services
              District(1)                      7.750     09/02/2020   09/02/2009(B)        80,062
     15,000   CA River Highlands
              Community Services
              District(1)                      8.125     09/02/2020   09/02/2009(B)        15,014
    995,000   CA Rural Home Mtg. Finance
              Authority (Single Family
              Mtg.)(1)                         5.700     02/01/2033   05/14/2029(A)       930,773
  1,920,000   CA Rural Home Mtg. Finance
              Authority (Single Family
              Mtg.)(1)                         5.750     02/01/2044   06/30/2013(C)     1,939,392
     10,000   CA Rural Home Mtg. Finance
              Authority (Single Family
              Mtg.)(1)                         7.500     08/01/2027   08/01/2012(C)        10,202
    175,000   CA Rural Home Mtg. Finance
              Authority (Single Family
              Mtg.), Series A(1)               6.350     12/01/2029   10/01/2009(C)       180,745
     80,000   CA Rural Home Mtg. Finance
              Authority (Single Family
              Mtg.), Series A(1)               7.000     09/01/2029   03/01/2010(C)        81,473
     40,000   CA Sierra View Local Health
              Care District(1)                 5.250     07/01/2018   02/23/2016(A)        37,743
  2,000,000   CA Sierra View Local Health
              Care District(1)                 5.400     07/01/2022   01/23/2021(A)     1,804,480
     25,000   CA Statewide CDA(1)              6.625     09/01/2027   10/16/2025(A)        21,347
     10,000   CA Statewide CDA(1)              7.000     07/01/2022   06/29/2015(A)         9,437
     95,000   CA Statewide CDA (Bouquet
              Canyon)(1)                       5.300     07/01/2018   07/01/2010(B)        95,796
    105,000   CA Statewide CDA
              (California Odd Fellow
              Hsg.)(1)                         5.375     10/01/2013   10/01/2009(B)       105,128
  2,000,000   CA Statewide CDA (Citrus
              Valley Health
              Partners/Citrus Valley
              Medical Center/Foothill
              Hospital Obligated Group)
              COP(1)                           5.500     04/01/2013   04/01/2010(B)     2,007,680
    160,000   CA Statewide CDA (East
              Campus Apartments)(1)            5.500     08/01/2022   05/12/2019(A)       142,645
    500,000   CA Statewide CDA (East
              Tabor Apartments)(1)             6.850     08/20/2036   02/20/2016(B)       534,110
    435,000   CA Statewide CDA (Eastfield
              Ming Quong)(1)                   5.625     06/01/2020   06/01/2009(B)       436,366
     45,000   CA Statewide CDA (Escrow
              Term)(1)                         6.750     09/01/2037   07/27/2036(A)        34,215
    250,000   CA Statewide CDA (Fairfield
              Apartments)(1)                   6.500     01/01/2016   10/18/2012(A)       226,968
      5,000   CA Statewide CDA (GP
              Steinbeck)(1)                    5.700     09/20/2019   09/20/2014(B)         5,269
     85,000   CA Statewide CDA (GP
              Steinbeck)                       5.897(2)  09/20/2027   09/20/2027           28,705


             9 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   250,000   CA Statewide CDA (Live Oak
              School)(1)                       6.750%    10/01/2030   12/19/2023(A)  $    194,240
    100,000   CA Statewide CDA
              (Multifamily)                    5.696(2)  09/20/2021   09/20/2021           49,795
    100,000   CA Statewide CDA
              (Multifamily)                    5.744(2)  09/20/2023   09/20/2023           43,718
    150,000   CA Statewide CDA (Quail
              Ridge Apartments)(1)             5.375     07/01/2032   11/26/2029(A)       103,704
    430,000   CA Statewide CDA (Rio
              Bravo)(1, 5, 6)                  6.500     12/01/2018   02/19/2014(A)       337,572
    560,000   CA Statewide CDA
              (Sycamore)(1)                    6.000     03/20/2038   03/20/2015(B)       585,043
     25,000   CA Statewide CDA Community
              Facilities District(1)           6.350     09/01/2021   09/01/2021           21,013
      5,000   CA Statewide CDA COP
              (CVHP/CVMC/FH Obligated
              Group)(1)                        5.000     04/01/2018   05/06/2016(A)         4,689
     45,000   CA Statewide CDA COP
              (CVHP/CVMC/FH Obligated
              Group)(1)                        5.125     04/01/2023   05/07/2021(A)        41,389
  1,295,000   CA Statewide Financing
              Authority Tobacco
              Settlement (TASC)(1)             5.625     05/01/2029   07/30/2010(C)       972,895
    875,000   CA Statewide Financing
              Authority Tobacco
              Settlement (TASC)(1)             5.625     05/01/2029   04/04/2011(C)       657,361
    250,000   CA Statewide Financing
              Authority Tobacco
              Settlement (TASC)(1)             6.000     05/01/2037   10/01/2017(C)       170,685
     45,000   CA Valley Health System COP      6.875     05/15/2023   05/15/2009(C)        28,472
     15,000   CA Valley Health System,
              Series A                         6.500     05/15/2025   05/21/2021(A)         9,491
     65,000   CA Valley Health System,
              Series A                         6.500     05/15/2025   05/21/2021(A)        41,126
    100,000   CA Veterans GO(1)                4.700     12/01/2012   06/01/2009(B)       100,126
    180,000   CA Veterans GO(1)                5.300     12/01/2029   04/28/2026(A)       165,568
    310,000   CA Veterans GO, Series BH(1)     5.400     12/01/2016   12/01/2009(B)       311,094
     85,000   CA Veterans GO, Series BP(1)     5.500     12/01/2026   10/01/2021(A)        81,037
     90,000   CA Veterans GO, Series BX(1)     5.000     12/01/2014   06/01/2009(B)        90,128
     10,000   CA Water Resource Devel.
              GO, Series P(1)                  5.800     06/01/2011   06/02/2009(B)        10,032
     25,000   CA Water Resource Devel.
              GO, Series P(1)                  5.800     06/01/2014   06/01/2009(B)        25,076
     50,000   CA Water Resource Devel.
              GO, Series Q(1)                  5.000     03/01/2016   09/01/2009(B)        50,110
     10,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   3.750     09/01/2010   09/01/2010            9,318
     65,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   4.000     09/01/2011   09/01/2011           56,995
     25,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   4.650     09/01/2014   09/01/2014           19,100


             10 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   120,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   6.000%    09/01/2024   06/21/2021(A)  $     71,200
     50,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   6.125     09/01/2031   03/23/2029(A)        27,223
    115,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   6.750     09/01/2022   06/06/2018(C)        77,916
     45,000   CA Western Hills Water
              District Special Tax
              (Diablo Grande Community
              Facilities)(1)                   6.875     09/01/2031   04/30/2027(A)        27,096
    210,000   CA William S. Hart Union
              School District(1)               6.000     09/01/2027   04/13/2026(A)       168,479
     10,000   Calabasas, CA Special Tax
              Community Facilities
              District 98-1(1)                 5.750     09/01/2028   06/18/2025(A)         7,726
     50,000   Calleguas-Las Virgines, CA
              Public Financing Authority
              Municipal Water District(1)      5.000     11/01/2023   11/01/2010(B)        50,302
     25,000   Campbell, CA Improvement
              Bond Act 1915
              (Dillon-Gilman Local
              Improvement District)(1)         7.150     09/02/2012   09/02/2009(B)        25,792
     60,000   Camrosa, CA Water
              District(1)                      5.500     01/15/2011   07/15/2009(B)        60,200
     25,000   Canyon Lake, CA COP
              (Railroad Canyon Road)(1)        7.375     06/01/2014   06/01/2009(B)        25,072
     40,000   Capistrano, CA Unified
              School District (Education&
              Support Facilities) COP(1)       5.250     12/01/2026   06/01/2009(B)        40,008
     75,000   Capistrano, CA Unified
              School District (Las
              Flores)(1)                       5.000     09/01/2023   10/06/2021(A)        69,090
    130,000   Carlsbad, CA Hsg. and
              Redevel. Commission Tax
              Allocation(1)                    5.250     09/01/2019   10/07/2017(A)       129,345
     80,000   Carlsbad, CA Improvement
              Bond Act 1915(1)                 5.550     09/02/2028   08/29/2022(A)        60,539
    120,000   Carlsbad, CA Improvement
              Bond Act 1915(1)                 5.950     09/02/2025   10/15/2023(A)       100,992
     30,000   Carlsbad, CA Improvement
              Bond Act 1915(1)                 6.000     09/02/2022   09/17/2021(A)        26,050
     25,000   Carlsbad, CA Unified School
              District COP (Aviara Oaks
              Middle School)(1)                5.300     06/01/2017   06/01/2009(B)        25,063
    125,000   Carlsbad, CA Unified School
              District COP (Aviara Oaks
              Middle School)(1)                5.300     06/01/2022   06/01/2009(B)       125,026
    100,000   Carson, CA Improvement Bond
              Act 1915(1)                      7.375     09/02/2022   04/22/2017(A)        94,409
     70,000   Castaic, CA Union School
              District Community
              Facilities District
              No. 92-1(1)                      8.500     10/01/2013   10/01/2009(B)        70,598


             11 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$ 2,750,000   Castaic, CA Union School
              District Community
              Facilities District
              No. 92-1(1)                      9.000%    10/01/2019   10/01/2009(B)  $  2,767,930
     70,000   Cathedral City, CA
              Improvement Bond Act 1915(1)     5.950     09/02/2034   05/03/2032(A)        57,257
     50,000   Cathedral City, CA Special
              Tax Community Facilities
              District No. 1(1)                6.625     09/01/2023   09/25/2022(A)        47,728
     50,000   Cathedral City, CA Special
              Tax Community Facilities
              District No. 1(1)                6.700     09/01/2030   01/09/2028(A)        45,992
     20,000   Central CA Unified School
              District(1)                      5.625     03/01/2018   09/01/2009(B)        20,290
     50,000   Central Contra Costa, CA
              Sanitation District(1)           5.000     09/01/2022   09/01/2011(B)        51,559
    150,000   Central Valley, CA
              Financing Authority
              Cogeneration Project
              (Carson Ice)(1)                  5.200     07/01/2020   01/04/2020(A)       148,799
     35,000   Chico, CA Improvement Bond
              Act 1915 (Mission Ranch)(1)      6.625     09/02/2011   09/02/2011           34,862
     95,000   Chico, CA Improvement Bond
              Act 1915 (Mission Ranch)(1)      6.625     09/02/2012   09/02/2012           94,096
    100,000   Chico, CA Improvement Bond
              Act 1915 (Mission Ranch)(1)      6.625     09/02/2013   09/02/2013           98,113
     30,000   Chino Hills, CA Improvement
              Bond Act 1915(1)                 7.500     09/02/2016   05/19/2014(C)        30,871
      5,000   Chino Hills, CA Improvement
              Bond Act 1915(1)                 7.600     09/02/2021   10/25/2019(A)         4,957
     55,000   Chino, CA Community
              Facilities District Special
              Tax(1)                           5.750     09/01/2034   10/11/2032(A)        41,957
     25,000   Chowchilla, CA Improvement
              Bond Act 1915(1)                 6.700     09/02/2027   12/06/2024(A)        22,461
     55,000   Chula Vista, CA Community
              Facilities District
              (Eastlake Woods)(1)              5.700     09/01/2016   09/01/2016           54,512
     15,000   Chula Vista, CA Community
              Facilities District
              (Eastlake Woods)(1)              6.100     09/01/2021   09/01/2021           14,415
     10,000   Chula Vista, CA Improvement
              Bond Act 1915 Assessment
              District
              No. 94-1 (Eastlake)(1)           7.000     09/02/2015   10/22/2013(C)        10,206
  2,000,000   Chula Vista, CA Industrial
              Devel. (San Diego Gas &
              Electric Company)(1)             5.000     12/01/2027   12/01/2027        1,787,960
     60,000   Chula Vista, CA Special
              Tax(1)                           7.625     09/01/2029   09/01/2009(B)        62,627
     25,000   Colton, CA Community
              Facilities District Special
              Tax(1)                           5.800     09/01/2018   10/14/2016(A)        22,327
    175,000   Colton, CA Joint Unified
              School District(1)               5.700     09/01/2034   10/17/2030(A)       126,443
     50,000   Colton, CA Joint Unified
              School District COP(1)           5.100     06/01/2020   06/01/2009(B)        50,112
     50,000   Colton, CA Public Financing
              Authority, Series B(1)           5.875     08/01/2027   04/28/2019(A)        39,542


             12 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    20,000   Colton, CA Redevel. Agency
              (West Valley)(1)                 6.375%    09/01/2035   01/23/2032(A)  $     15,824
     40,000   Concord, CA Joint Powers
              Financing Authority
              (Concord Police
              Facilities)(1)                   5.250     08/01/2019   08/01/2009(B)        40,043
     20,000   Contra Costa County, CA
              Public Financing Authority
              (Pleasant Hill Bart)(1)          5.125     08/01/2019   09/05/2017(A)        18,243
     25,000   Contra Costa, CA Community
              College District COP
              (Diablo Valley College)(1)       6.000     06/01/2021   06/01/2009(B)        25,036
    100,000   Corona, CA Redevel. Agency
              Tax Allocation(1)                5.400     09/01/2011   09/01/2009(B)       100,286
     25,000   Corona, CA Redevel. Agency
              Tax Allocation(1)                5.500     09/01/2016   09/01/2009(B)        25,068
     15,000   Corona-Norco, CA Unified
              School District(1)               5.625     09/01/2033   01/09/2030(A)         9,812
     85,000   Corona-Norco, CA Unified
              School District(1)               5.750     09/01/2014   09/01/2009(B)        85,062
     20,000   Costa Mesa, CA COP(1)            5.750     12/01/2012   12/01/2012           19,792
     55,000   Crescent City, CA Public
              Financing Authority(1)           7.750     09/15/2012   09/15/2009(B)        55,064
     35,000   Culver City, CA Redevel.
              Finance Authority(1)             5.500     11/01/2014   06/27/2012(C)        36,055
     20,000   Cypress, CA Improvement
              Bond Act 1915 (Business and
              Professional Center)(1)          5.700     09/02/2022   08/17/2018(A)        16,354
     20,000   Davis, CA Joint Unified
              School District Special
              Tax(1)                           5.300     08/15/2024   05/11/2021(A)        18,497
     20,000   Davis, CA Public Facilities
              Financing Authority (Local
              Agency)(1)                       5.750     09/01/2029   09/01/2009(B)        20,071
     10,000   Del Mar, CA Unified School
              District(1)                      5.875     09/01/2029   10/13/2027(A)         7,844
     40,000   Dixon, CA Public Financing
              Authority(1)                     5.150     09/02/2020   06/23/2017(A)        35,788
     35,000   Dixon, CA Public Financing
              Authority(1)                     5.700     09/02/2020   10/13/2017(A)        30,364
    480,000   Downey, CA Community Devel.
              Commission Tax Allocation
              (Downey Redevel.)(1)             5.125     08/01/2020   05/04/2017(A)       464,846
    200,000   Duarte, CA Hsg. (Heritage
              Park Apartments)(1)              5.850     05/01/2030   11/01/2009(B)       201,522
     90,000   Eastern CA Municipal Water
              District Community
              Facilities Special Tax
              (Crown Valley Village)(1)        5.500     09/01/2028   09/14/2027(A)        65,963
     65,000   Eastern CA Municipal Water
              District Community
              Facilities Special Tax
              (Crown Valley Village)(1)        5.625     09/01/2034   04/30/2032(A)        45,674


             13 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    50,000   Eastern CA Municipal Water
              District Community
              Facilities Special Tax
              (Promontory Park)(1)             5.500%    09/01/2024   03/24/2023(A)  $     38,639
     15,000   Eastern CA Municipal Water
              District Improvement Bond
              Act 1915(1)                      5.750     09/02/2020   09/02/2020           12,747
    140,000   El Dorado County, CA
              Special Tax(1)                   6.250     09/01/2029   09/03/2023(A)       106,399
     25,000   Emeryville, CA Public
              Financing Authority(1)           6.100     09/01/2012   09/01/2009(B)        25,043
    145,000   Emeryville, CA Public
              Financing Authority(1)           6.200     09/01/2025   08/27/2021(A)       137,026
     20,000   Encinitas, CA Improvement
              Bond Act 1915(1)                 6.900     09/02/2017   12/20/2013(A)        18,694
     25,000   Fairfield, CA Improvement
              Bond Act 1915 (Green Valley
              Road/Mangels Blvd.)(1)           7.200     09/02/2009   09/02/2009           25,188
      5,000   Fairfield, CA Improvement
              Bond Act 1915 (Green Valley
              Road/Mangels Blvd.)(1)           7.375     09/02/2018   07/17/2015(C)         5,096
     15,000   Florin, CA Resource
              Conservation District COP(7)     6.000     02/01/2029   04/03/2027(A)        11,864
     10,000   Folsom, CA Improvement Bond
              Act 1915(1)                      6.500     09/02/2013   09/02/2009(B)        10,006
     25,000   Folsom, CA Public Financing
              Authority(1)                     5.400     09/02/2020   08/14/2017(A)        20,613
     25,000   Folsom, CA Public Financing
              Authority(1)                     5.625     09/02/2020   06/15/2017(A)        21,597
     30,000   Folsom, CA Special Tax
              Community Facilities
              District No. 7(1)                6.000     09/01/2024   08/22/2020(A)        24,852
    265,000   Fontana, CA Special Tax
              (Citrus)(1)                      5.000     09/01/2020   09/01/2020          201,114
     10,000   Fontana, CA Special Tax
              Community Facilities
              District No. 4(1)                7.125     10/01/2015   10/01/2009(B)        10,018
     25,000   Fowler, CA Public Financing
              Authority(1)                     6.750     09/15/2023   12/07/2020(A)        22,483
     30,000   Fremont, CA Unified School
              District(1)                      5.250     09/01/2016   09/01/2009(B)        30,370
     25,000   Fresno, CA Unified School
              District COP(1)                  4.625     05/01/2011   05/01/2009(B)        25,406
     25,000   Fresno, CA Water System,
              Series A(1)                      5.000     06/01/2024   06/01/2010(B)        25,057
     25,000   Fullerton, CA Community
              Facilities District No. 1
              Special Tax (Amerige
              Heights)(1)                      6.200     09/01/2032   11/15/2028(A)        20,511
     80,000   Fullerton, CA School
              District Special Tax(1)          6.300     09/01/2023   09/16/2022(A)        71,677
     10,000   Galt, CA Improvement Bond
              Act 1915(1)                      5.900     09/02/2022   09/02/2022            8,563
     25,000   Galt, CA Improvement Bond
              Act 1915(1)                      8.450     09/02/2011   09/02/2009(A)        24,413
     50,000   Garden Grove, CA COP (Bahia
              Village/Emerald Isle)(1)         5.700     08/01/2023   08/01/2009(B)        50,202


             14 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    40,000   Garden Grove, CA Hsg.
              Authority (Rose Garden)(1)       6.375%    07/01/2012   05/31/2011(A)  $     35,679
     20,000   Granada, CA Sanitation
              District Improvement Bond
              Act 1915(1)                      6.125     09/02/2022   09/16/2021(A)        17,574
    950,000   Grass Valley, CA Redevel.
              Agency Tax Allocation(1)         6.400     12/01/2034   03/24/2029(A)       880,384
     15,000   Greenfield, CA Redevel.
              Agency(1)                        6.000     02/01/2029   02/01/2029           11,988
     10,000   Hawthorne, CA Community
              Redevel. Agency Special
              Tax(1)                           6.450     10/01/2017   10/01/2017            9,638
     10,000   Hawthorne, CA Community
              Redevel. Agency Special
              Tax(1)                           6.600     10/01/2019   10/01/2019            9,498
    880,000   Hawthorne, CA Community
              Redevel. Agency Special
              Tax(1)                           6.750     10/01/2025   11/15/2018(A)       816,226
    130,000   Hawthorne, CA Parking
              Authority(1)                     8.000     09/01/2015   09/01/2009(B)       130,803
    155,000   Hawthorne, CA Parking
              Authority(1)                     8.125     09/01/2019   09/01/2009(B)       157,303
     45,000   Hayward, CA Improvement
              Bond Act 1915(1)                 7.100     09/02/2018   09/01/2016(A)        44,992
     50,000   Hayward, CA Public Finance
              Authority (Hayward Water
              System)(1)                       5.000     06/01/2011   06/01/2009(B)        50,127
     50,000   Hayward, CA Public Finance
              Authority (Hayward Water
              System)(1)                       5.100     06/01/2013   06/01/2009(B)        50,114
     40,000   Healdsburg, CA Community
              Redevel. Agency (Sotoyome
              Community Devel.)(1)             5.250     12/01/2025   08/09/2023(A)        38,083
  2,000,000   Hesperia, CA Public
              Financing Authority,
              Tranche A(1)                     6.250     09/01/2035   09/01/2035        1,555,920
     10,000   Hollister, CA Improvement
              Bond Act 1915(1)                 7.125     09/02/2022   11/13/2016(A)         9,576
     15,000   Huntington Beach, CA
              Community Facilities
              District(1)                      5.400     10/01/2020   07/06/2017(A)        13,820
     20,000   Huntington Beach, CA
              Community Facilities
              District Special Tax(1)          6.250     09/01/2027   04/14/2026(A)        16,519
     25,000   Huntington Beach, CA Public
              Financing Authority(1)           5.500     12/15/2022   12/15/2009(B)        25,002
     10,000   Huntington Beach, CA Public
              Financing Authority(1)           5.500     12/15/2027   06/15/2009(B)        10,004
     35,000   Imperial County, CA Special
              Tax(1)                           6.500     09/01/2031   03/04/2026(A)        27,853
     50,000   Indio, CA Community
              Facilities District Special
              Tax (Talavera)(1)                5.000     09/01/2017   09/01/2017           42,503
     95,000   Indio, CA Hsg. (Olive Court
              Apartments)(1)                   6.375     12/01/2026   02/04/2020(A)        94,447
     20,000   Indio, CA Improvement Bond
              Act 1915(1)                      6.350     09/02/2027   11/28/2024(A)        16,709
     20,000   Indio, CA Improvement Bond
              Act 1915(1)                      6.375     09/02/2027   06/27/2024(A)        16,756
    750,000   Inland Valley, CA Devel.
              Agency Tax Allocation(8)         5.500     04/01/2014   04/01/2014          757,935


             15 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$16,740,000   Inland, CA Empire Tobacco
              Securitization Authority
              (TASC)(1)                        4.625%    06/01/2021   06/23/2013(A)  $ 13,541,656
    150,000   Irvine, CA Improvement Bond
              Act 1915(1)                      5.550     09/02/2026   06/15/2023(A)       129,132
     20,000   Irvine, CA Improvement Bond
              Act 1915(1)                      5.600     09/02/2022   11/21/2019(A)        17,872
     30,000   Irvine, CA Improvement Bond
              Act 1915(1)                      5.625     09/02/2024   04/30/2022(A)        26,541
     25,000   Irvine, CA Mobile Home Park
              (Meadows Mobile Home
              Park)(1)                         6.050     03/01/2028   02/23/2024(A)        19,874
    100,000   Irvine, CA Unified School
              District Special Tax
              Community Facilities
              District No. 86-1(1)             5.500     11/01/2013   11/01/2009(B)       100,859
     30,000   Jefferson, CA Union High
              School District(1)               5.000     08/01/2024   08/01/2009(B)        30,262
     25,000   Jefferson, CA Union High
              School District(1)               5.125     08/01/2029   08/01/2009(B)        25,226
     50,000   Jurupa, CA Community
              Services District COP(1)         5.125     09/01/2013   10/07/2011(A)        48,836
     80,000   Jurupa, CA Community
              Services District Special
              Tax Community Facilities
              District No. 3(1)                5.875     09/01/2033   03/26/2029(A)        63,205
     20,000   Jurupa, CA Community
              Services District Special
              Tax Community Facilities
              District No. 5(1)                6.125     09/01/2032   08/26/2028(A)        16,432
     70,000   Kern County, CA (Fire
              Dept.) COP(1)                    5.250     05/01/2013   05/01/2009(B)        70,197
     50,000   Kern County, CA (Fire
              Dept.) COP(1)                    5.250     05/01/2015   05/01/2009(B)        50,141
     25,000   King, CA Community Devel.
              Agency Tax Allocation (King
              City Redevel.)(1)                7.000     09/01/2021   05/16/2019(A)        24,012
      5,000   Kingsburg, CA Public
              Financing Authority(1)           7.800     09/15/2010   09/15/2009(B)         5,009
     15,000   Kingsburg, CA Public
              Financing Authority(1)           8.000     09/15/2021   09/15/2009(B)        15,002
     30,000   La Habra, CA Redevel.
              Agency Community Facilities
              District(1)                      6.000     09/01/2014   03/27/2013(A)        29,349
     10,000   La Habra, CA Redevel.
              Agency Community Facilities
              District(1)                      6.000     09/01/2019   10/13/2017(A)         9,104
     55,000   La Mesa, CA Improvement
              Bond Act 1915(1)                 5.750     09/02/2023   08/18/2019(A)        44,811
     15,000   La Verne, CA COP(1)              6.000     11/01/2018   05/01/2009(B)        15,049
  1,800,000   Lake Elsinore, CA
              Improvement Bond Act 1915(1)     7.000     09/02/2030   10/18/2022(A)     1,581,264
     50,000   Lake Elsinore, CA School
              Financing Authority(1)           6.000     09/01/2011   09/01/2009(B)        50,191
    500,000   Lake Elsinore, CA Special
              Tax(1)                           5.100     09/01/2022   04/17/2021(A)       356,845
  1,135,000   Lake Elsinore, CA Unified
              School District(1)               5.300     09/01/2026   11/01/2024(A)       818,959


             16 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    50,000   Lammersville, CA School
              District Community
              Facilities District
              (Mountain House)(1)              6.300%    09/01/2024   06/21/2022(A)  $     44,104
     55,000   Lancaster, CA Community
              Facilities District Special
              Tax(1)                           6.000     10/01/2016   07/22/2013(A)        52,266
     20,000   Lancaster, CA Redevel.
              Agency (Desert Sands Mobile
              Home Park)(1)                    6.375     11/01/2027   09/02/2020(A)        17,008
    115,000   Lathrop, CA Financing
              Authority (Water Supply)(1)      5.700     06/01/2019   06/01/2019          100,458
     15,000   Lathrop, CA Financing
              Authority (Water Supply)(1)      5.750     06/01/2020   06/01/2020           12,909
     50,000   Lathrop, CA Financing
              Authority (Water Supply)(1)      5.900     06/01/2023   06/01/2023           41,607
  1,440,000   Lathrop, CA Financing
              Authority (Water Supply)(1)      5.900     06/01/2027   12/26/2025(A)     1,148,141
  1,075,000   Lathrop, CA Financing
              Authority (Water Supply)(1)      6.000     06/01/2035   03/21/2032(A)       808,626
     10,000   Lathrop, CA Improvement
              Bond Act 1915(1)                 6.000     09/02/2021   09/02/2021            8,592
     15,000   Lathrop, CA Improvement
              Bond Act 1915 (Louise
              Avenue)(1)                       6.875     09/02/2017   01/30/2014(A)        14,673
     10,000   Lathrop, CA Improvement
              Bond Act 1915 (Mossdale
              Village)(1)                      6.000     09/02/2023   09/02/2023            8,389
     60,000   Lathrop, CA Improvement
              Bond Act 1915 (Mossdale
              Village)(1)                      6.125     09/02/2028   10/15/2026(A)        48,538
     65,000   Lincoln, CA Public
              Financing Authority (Twelve
              Bridges)(1)                      6.125     09/02/2027   01/23/2024(A)        54,770
     25,000   Livermore, CA Capital
              Projects Financing
              Authority(1)                     5.650     09/02/2016   06/07/2014(A)        23,299
     10,000   Livermore, CA Community
              Facilities District Special
              Tax (Tri Valley Tech
              Park)(1)                         5.750     09/01/2012   09/01/2012            9,814
     45,000   Livermore, CA Community
              Facilities District Special
              Tax (Tri Valley Tech
              Park)(1)                         6.400     09/01/2026   09/16/2025(A)        38,360
     15,000   Livermore, CA Community
              Facilities District Special
              Tax (Tri Valley Tech
              Park)(1)                         6.400     09/01/2030   03/30/2029(A)        12,279
     50,000   Long Beach, CA Airport
              COP(1)                           5.000     06/01/2016   06/01/2009(B)        50,129
    100,000   Long Beach, CA Bond Finance
              Authority Natural Gas(1)         5.000     11/15/2011   11/15/2011           94,514
  1,600,000   Long Beach, CA Bond Finance
              Authority Natural Gas(1)         5.000     11/15/2012   11/15/2012        1,482,480
     25,000   Long Beach, CA Special Tax
              (Pike)(1)                        6.250     10/01/2026   02/25/2023(A)        21,585
     35,000   Long Beach, CA Special Tax
              (Pine Avenue)(1)                 6.375     09/01/2023   11/02/2017(A)        31,025
     25,000   Long Beach, CA Unified
              School District(1)               5.250     08/01/2029   08/01/2009(B)        25,017


             17 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    50,000   Long Beach, CA Unified
              School District(1)               5.500%    08/01/2029   08/01/2009(B)  $     50,019
      5,000   Los Angeles County, CA
              Community Facilities
              District No. 4 Special
              Tax(1)                           7.750     09/01/2017   09/01/2009(B)         5,011
     80,000   Los Angeles County, CA COP
              (Insured Health Clinic)(1)       5.800     12/01/2023   06/01/2009(B)        80,003
     10,000   Los Angeles County, CA
              Metropolitan Transportation
              Authority(1)                     5.000     07/01/2015   07/01/2009(B)        10,160
     25,000   Los Angeles County, CA
              Metropolitan Transportation
              Authority(1)                     5.000     07/01/2023   07/01/2010(B)        25,328
      5,000   Los Angeles County, CA
              Metropolitan Transportation
              Authority(1)                     5.000     07/01/2023   07/01/2009(B)         5,017
    100,000   Los Angeles, CA Community
              Facilities District Special
              Tax (Cascade Business
              Park)(1)                         6.400     09/01/2022   09/03/2018(A)        89,766
     25,000   Los Angeles, CA Community
              Redevel. Agency (Cinerama
              Dome Public Parking)(1)          5.700     07/01/2020   07/01/2020           19,091
     40,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.100     12/01/2015   05/01/2009(B)        40,000
     50,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.200     12/01/2017   12/01/2017           49,806
     50,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.200     12/01/2018   12/01/2018           49,162
    120,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.200     12/01/2019   12/01/2019          117,624
     35,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.250     12/01/2020   12/01/2020           34,247
     55,000   Los Angeles, CA Community
              Redevel. Agency (Grand
              Central Square)(1)               5.250     12/01/2021   12/01/2021           53,541
     25,000   Los Angeles, CA Community
              Redevel. Agency (Hoover
              Redevel.)(1)                     5.500     09/01/2014   09/01/2009(B)        25,023
     15,000   Los Angeles, CA Dept. of
              Water & Power(1)                 4.750     08/15/2017   08/15/2009(B)        15,038
     10,000   Los Angeles, CA Dept. of
              Water & Power(1)                 4.750     10/15/2020   10/15/2009(B)        10,027
      5,000   Los Angeles, CA Dept. of
              Water & Power(1)                 5.000     07/01/2024   07/01/2009(B)         5,004
     70,000   Los Angeles, CA Mtg.
              (Section 8)(1)                   5.350     07/01/2022   07/01/2009(B)        70,024
     25,000   Los Angeles, CA Mtg.
              (Section 8)(1)                   6.500     07/01/2022   09/01/2009(B)        25,031


             18 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    30,000   Los Angeles, CA Multifamily
              Hsg. (Arminta North &
              South)(1)                        7.700%    06/20/2028   06/20/2009(B)  $     30,053
     45,000   Los Angeles, CA Multifamily
              Hsg. (Earthquake
              Rehabilitation)(1)               5.900     01/01/2030   07/01/2009(B)        45,021
     10,000   Los Angeles, CA Multifamily
              Hsg. (Palms Apartments)(1)       5.300     07/01/2018   07/01/2010(B)        10,386
    100,000   Los Angeles, CA Regional
              Airports Improvement Corp.
              (Laxfuel Corp.)(1)               5.250     01/01/2023   07/07/2022(A)        95,942
     75,000   Los Banos, CA Sewer System
              COP(1)                           5.000     12/01/2019   06/01/2009(B)        75,060
     15,000   Los Banos, CA Unified
              School District COP(1)           5.625     08/01/2016   08/01/2009(B)        15,043
     25,000   Madera County, CA COP
              (Valley Children's
              Hospital)(1)                     5.000     03/15/2023   04/19/2021(A)        22,208
    360,000   Madera County, CA COP
              (Valley Children's
              Hospital)(1)                     5.750     03/15/2028   04/25/2026(A)       327,578
     50,000   Mammoth Lakes, CA Community
              Facilities District (North
              Village Area)(1)                 5.750     10/01/2033   09/17/2029(A)        36,682
     20,000   Manhattan Beach, CA Water &
              Wastewater Authority COP(1)      5.750     09/01/2020   09/01/2009(B)        20,017
     10,000   Martinez, CA Mtg.
              (Ridgecrest Apartments)(1)       5.625     07/01/2025   07/01/2009(B)        10,004
     25,000   Menifee, CA Union School
              District Special Tax(1)          6.050     09/01/2026   10/14/2024(A)        21,117
    125,000   Mill Valley, CA COP (The
              Redwoods)(1)                     5.750     12/01/2020   06/01/2009(B)       125,416
     10,000   Milpitas, CA Improvement
              Bond Act 1915(1)                 5.700     09/02/2018   10/11/2016(A)         8,855
     20,000   Monrovia, CA Redevel.
              Agency Public Parking
              Facilities(1)                    5.200     04/01/2013   10/01/2009(B)        20,048
     10,000   Montclair, CA Redevel.
              Agency Mobile Home Park
              (Augusta Homes Villa Del
              Arroyo)(1)                       6.100     11/15/2037   09/06/2034(A)         7,657
     25,000   Montclair, CA Redevel.
              Agency Mobile Home Park
              (Hacienda Mobile Home
              Park)(1)                         6.000     11/15/2029   02/08/2027(A)        19,797
     20,000   Montclair, CA Redevel.
              Agency Mobile Home Park
              (Villa Mobile Home Park)(1)      6.100     06/15/2029   07/16/2023(A)        16,067
     10,000   Montebello, CA Community
              Redevel. Agency (South
              Montebello)(1)                   5.500     09/01/2022   03/27/2021(A)         8,181
      5,000   Monterey County, CA Hsg.
              Authority (Parkside Manor
              Apartments)(1)                   6.000     01/01/2029   10/01/2010(C)         3,629
     10,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.500     03/01/2010   09/01/2009(B)        10,062


             19 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    30,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.500%    03/01/2011   09/01/2009(B)  $     30,247
     65,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.600     03/01/2012   09/01/2009(B)        65,679
     50,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.600     03/01/2013   09/01/2009(B)        50,637
     65,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.700     03/01/2015   09/01/2009(B)        66,119
     20,000   Monterey, CA Joint Powers
              Financing Authority
              (Materials Recovery
              Facilities)(1)                   5.700     03/01/2016   09/01/2009(B)        20,390
     95,000   Moorpark, CA Mobile Home
              Park (Villa Del Arroyo)(1)       6.300     05/15/2030   05/14/2026(A)        76,486
    110,000   Moorpark, CA Mobile Home
              Park (Villa Del Arroyo)(1)       7.050     05/15/2035   08/17/2029(A)        88,458
     10,000   Moorpark, CA Mobile Home
              Park (VillaDel Arroyo)(1)        7.000     05/15/2020   05/25/2016(A)         9,108
    140,000   Moorpark, CA Special Tax
              Community Facilities
              District No. 97-1(1)             6.700     09/01/2027   09/12/2023(A)       115,486
     15,000   Morgan Hill, CA Improvement
              Bond Act 1915(1)                 5.600     09/02/2011   09/02/2011           14,885
    350,000   Mountain View, CA Shoreline
              Regional Park Community(1)       5.500     08/01/2013   08/01/2009(B)       350,490
    205,000   Mountain View, CA Shoreline
              Regional Park Community(1)       5.500     08/01/2021   08/01/2009(B)       204,994
     10,000   Murrieta County, CA Water
              District(1)                      6.500     10/01/2015   10/01/2015            9,950
     30,000   Murrieta County, CA Water
              District Special Tax
              Community Facilities
              District No. 88-1(1)             6.700     12/01/2030   12/12/2021(A)        25,571
     10,000   Murrieta, CA Community
              Facilities District Special
              Tax (Blackmore Ranch)(1)         6.100     09/01/2034   09/23/2027(A)         7,699
     20,000   Murrieta, CA Community
              Facilities District Special
              Tax (Bluestone)(1)               6.300     09/01/2031   05/06/2029(A)        16,107
    700,000   Murrieta, CA Community
              Facilities District Special
              Tax (Bremerton)(1)               5.625     09/01/2034   01/13/2031(A)       501,914
    105,000   Murrieta, CA Community
              Facilities District Special
              Tax (Murrieta Springs)(1)        5.500     09/01/2034   10/09/2032(A)        73,618
     55,000   Murrieta, CA Improvement
              Bond Act 1915(1)                 6.375     09/01/2031   01/08/2025(A)        44,713
     50,000   Murrieta, CA Water Public
              Financing Authority(1)           5.700     10/01/2021   10/01/2009(B)        50,750


             20 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$ 1,020,000   Napa-Vallejo, CA Waste
              Management Authority (Solid
              Waste Transfer Facility)(1)      5.300%    02/15/2012   02/15/2012     $    998,855
     10,000   Needles, CA Public Utility
              Authority(1)                     6.350     02/01/2012   08/01/2009(B)        10,001
    190,000   Needles, CA Public Utility
              Authority(1)                     6.650     02/01/2032   02/11/2028(A)       159,908
     40,000   New Haven, CA Unified
              School District                  5.250(2)  08/01/2018   08/01/2018           24,821
     15,000   Northern CA Power Agency
              (Hydroelectric)(1)               5.000     07/01/2018   07/01/2009(B)        15,183
  2,680,000   Northern CA Tobacco
              Securitization Authority
              (TASC)(1)                        4.750     06/01/2023   07/18/2011(C)     2,091,418
     35,000   Novato, CA GO(1)                 5.000     08/01/2012   08/01/2009(B)        35,099
     30,000   Oakdale, CA Public
              Financing Authority Tax
              Allocation (Central City
              Redevel.)(1)                     5.900     06/01/2014   06/01/2014           29,248
     10,000   Oakdale, CA Public
              Financing Authority Tax
              Allocation (Central City
              Redevel.)(1)                     6.000     06/01/2019   06/01/2019            9,119
     50,000   Oakdale, CA Public
              Financing Authority Tax
              Allocation (Central City
              Redevel.)(1)                     6.100     06/01/2027   03/29/2024(A)        40,648
     25,000   Ontario, CA Improvement
              Bond Act 1915(1)                 6.800     09/02/2013   09/02/2009(B)        25,022
     15,000   Orange County, CA
              Improvement Bond Act 1915(1)     5.500     09/02/2016   09/15/2015(A)        14,528
     10,000   Orange County, CA
              Improvement Bond Act 1915
              (Irvine Coast Assessment)(1)     5.375     09/02/2012   09/02/2009(B)        10,000
    115,000   Orange County, CA
              Improvement Bond Act 1915
              (Irvine Coast Assessment)(1)     5.500     09/02/2018   03/08/2018(A)       108,298
     20,000   Orange County, CA
              Improvement Bond Act 1915
              (Irvine Coast Assessment)(1)     5.850     09/02/2013   03/02/2011(B)        20,131
     55,000   Oroville, CA Hospital(1)         5.400     12/01/2022   01/08/2021(A)        54,616
  1,415,000   Oxnard, CA Harbor
              District(1)                      5.550     08/01/2013   08/01/2013        1,401,699
     25,000   Oxnard, CA Improvement Bond
              Act 1915(1)                      5.625     09/02/2027   10/10/2025(A)        19,022
     40,000   Oxnard, CA School District
              COP(1)                           5.550     08/01/2021   08/01/2009(B)        40,089
     20,000   Oxnard, CA School District,
              Series A(1)                      5.250     08/01/2027   08/01/2009(B)        20,188
     10,000   Oxnard, CA Special Tax
              Community Facilities
              District No. 1(1)                6.000     09/01/2027   04/13/2026(A)         7,991
    250,000   Palm Springs, CA Airport
              Passenger Facilities (Palm
              Springs International
              Airport)(1)                      6.000     07/01/2018   08/09/2016(A)       213,053
    125,000   Palmdale, CA Community
              Facilities District Special
              Tax(1)                           5.400     09/01/2035   10/09/2033(A)        80,495


             21 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   250,000   Palmdale, CA Community
              Redevel. Agency(1)               5.750%    08/01/2009   08/01/2009     $    250,158
    100,000   Palo Alto, CA Improvement
              Bond Act 1915 (University
              Ave. Area)(1)                    5.100     09/02/2024   09/02/2024           88,841
    100,000   Palo Alto, CA Improvement
              Bond Act 1915 (University
              Ave. Area)(1)                    5.125     09/02/2025   09/02/2025           87,832
     45,000   Palo Alto, CA Improvement
              Bond Act 1915 (University
              Ave. Area)(1)                    5.700     09/02/2018   09/02/2018           39,666
     25,000   Pasadena, CA Public
              Financing Authority (Orange
              Grove & Villa Parke)(1)          5.450     06/01/2012   06/01/2012           24,539
    275,000   Perris, CA Community
              Facilities District Special
              Tax(1)                           6.375     09/01/2032   01/28/2029(A)       219,912
     60,000   Perris, CA Public Financing
              Authority(1)                     5.750     09/01/2024   10/14/2021(A)        48,389
    155,000   Perris, CA Public Financing
              Authority(1)                     7.875     09/01/2025   06/09/2019(A)       152,532
     20,000   Perris, CA Public Financing
              Authority, Series A(1)           6.125     09/01/2034   09/30/2030(A)        15,296
     10,000   Petaluma, CA Improvement
              Bond Act 1915(1)                 6.000     09/02/2020   12/19/2018(A)         8,948
     60,000   Pittsburg, CA Improvement
              Bond Act 1915(1)                 6.300     09/02/2025   10/18/2023(A)        52,182
     10,000   Pittsburg, CA Improvement
              Bond Act 1915(1)                 6.350     09/02/2031   05/10/2029(A)         8,061
     20,000   Pittsburg, CA Improvement
              Bond Act 1915 (San Marco
              Phase I)(1)                      6.350     09/02/2031   01/27/2028(A)        16,122
     50,000   Pittsburg, CA
              Infrastructure Financing
              Authority(1)                     5.850     09/02/2015   09/02/2015           48,090
    130,000   Pittsburg, CA
              Infrastructure Financing
              Authority, Series B(1)           6.000     09/02/2024   02/03/2020(A)       110,653
     45,000   Placentia, CA Public
              Financing Authority(1)           5.450     09/01/2015   09/01/2009(B)        45,029
  4,350,000   Placentia, CA Redevel.
              Agency Tax Allocation(1)         7.750     02/01/2014   08/01/2011(B)     4,370,315
     10,000   Placer County, CA Community
              Facilities District(1)           6.500     09/01/2026   10/16/2024(A)         8,584
      5,000   Placer County, CA Community
              Facilities District Special
              Tax No. 2001-1 (Dry
              Creek)(1)                        6.300     09/01/2019   09/01/2019            4,660
     10,000   Pleasant Hill, CA Special
              Tax Downtown Community
              Facilities District No. 1(1)     5.875     09/01/2025   03/29/2024(A)         8,076
     50,000   Pomona, CA Unified School
              District(1)                      5.100     08/01/2028   08/01/2009(B)        50,450
    515,000   Port of Oakland, CA(1)           5.750     11/01/2021   11/01/2021          498,340
    100,000   Port Redwood City, CA GO(1)      5.400     06/01/2019   01/24/2017(A)        93,350
    775,000   Poway, CA Community
              Facilities District
              (Parkway Business Center)(1)     6.750     08/15/2015   05/15/2009(B)       785,246


             22 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    20,000   Poway, CA Public Financing
              Authority (Water
              Services)(1)                     5.500%    11/01/2015   05/01/2009(B)  $     20,055
     30,000   Poway, CA Unified School
              District Special Tax
              Community Facilities
              District No. 10(1)               5.750     09/01/2032   03/01/2028(A)        22,419
     25,000   Poway, CA Unified School
              District Special Tax
              Community Facilities
              District No. 10(1)               5.950     09/01/2018   09/01/2018           23,196
     35,000   Poway, CA Unified School
              District Special Tax
              Community Facilities
              District No. 10(1)               6.100     09/01/2031   03/24/2029(A)        27,625
     10,000   Rancho Cucamonga, CA Public
              Finance Authority(1)             6.000     09/02/2020   05/02/2018(A)         8,773
     20,000   Rancho Mirage, CA
              Improvement Bond Act 1915(1)     5.500     09/02/2024   05/02/2022(A)        15,587
     30,000   Rancho Mirage, CA
              Improvement Bond Act 1915(1)     5.750     09/02/2022   03/28/2021(A)        25,316
     35,000   Rancho Santa Fe, CA
              Community Services District
              Special Tax(1)                   6.600     09/01/2020   03/11/2020(A)        33,038
     55,000   Redding, CA Improvement
              Bond Act 1915 (Tierra Oaks
              Assesment District
              1993-1)(1)                       7.000     09/02/2013   09/02/2013           54,720
     10,000   Redlands, CA Community
              Facilities District(1)           5.850     09/01/2033   05/27/2031(A)         7,442
     50,000   Reedley, CA COP (Sierra
              View Homes)(1)                   5.850     03/01/2021   09/01/2009(B)        50,116
     50,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.000     09/01/2016   09/01/2016           43,823
     25,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.050     09/01/2017   09/01/2017           21,454
     65,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.125     09/01/2018   09/01/2018           54,780
    100,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.200     09/01/2019   09/01/2019           82,860
    100,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.250     09/01/2020   09/01/2020           81,257
     50,000   Rialto, CA Special Tax
              Community Facilities
              District No. 2006-1(1)           5.250     09/01/2021   09/01/2021           39,588
     80,000   River Islands, CA Public
              Financing Authority(1)           6.000     09/01/2027   06/21/2024(A)        64,182
    100,000   River Islands, CA Public
              Financing Authority(1)           6.150     09/01/2035   06/23/2032(A)        72,556
    250,000   Riverside County, CA
              Community Facilities
              District Special Tax(1)          5.000     09/01/2012   09/01/2012          240,735
     15,000   Riverside County, CA
              Community Facilities
              District Special Tax(1)          6.000     09/01/2030   05/01/2028(A)        11,581


             23 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   150,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 87-1(1)                      5.100%    09/01/2013   09/01/2013     $    141,110
    215,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 87-1(1)                      5.150     09/01/2014   09/01/2014          198,284
    385,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 87-1(1)                      5.200     09/01/2015   09/01/2015          349,522
    225,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 87-1(1)                      5.250     09/01/2016   09/01/2016          200,367
  1,255,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 87-1(1)                      5.500     09/01/2020   03/27/2019(A)     1,044,800
    370,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.150     09/01/2010   09/01/2010          368,231
    200,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.300     09/01/2011   09/01/2011          196,696
    210,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.350     09/01/2012   09/01/2012          204,498
    430,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.400     09/01/2013   09/01/2013          409,670
    450,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.450     09/01/2014   09/01/2014          421,254
    475,000   Riverside County, CA
              Community Facilities
              District Special Tax
              No. 88-8(1)                      5.500     09/01/2015   09/01/2015          438,872
     80,000   Riverside County, CA Public
              Financing Authority
              (Menifee Village)(1)             7.150     09/01/2011   09/01/2009(B)        80,299
    505,000   Riverside County, CA Public
              Financing Authority COP(1)       5.750     05/15/2019   05/04/2015(A)       449,783
    200,000   Riverside, CA Improvement
              Bond Act 1915 (Riverwalk
              Business)(1)                     6.250     09/02/2029   10/17/2027(A)       161,270
     10,000   Riverside, CA Improvement
              Bond Act 1915 (Sycamore
              Canyon Assessment
              District)(1)                     8.500     09/02/2012   09/02/2009(B)        10,071
     10,000   Riverside, CA Unified
              School District(1)               5.000     02/01/2027   02/01/2013(B)         9,964
    100,000   Riverside, CA Unified
              School District(1)               5.350     09/01/2024   03/04/2024(A)        76,541
     90,000   Riverside, CA Unified
              School District(1)               5.450     09/01/2025   10/10/2023(A)        68,733


             24 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   100,000   Riverside, CA Unified
              School District(1)               5.500%    09/01/2034   10/10/2032(A)  $     69,092
     80,000   Riverside, CA Unified
              School District(1)               5.700     09/01/2034   01/01/2031(A)        57,286
     10,000   Riverside, CA Unified
              School District(1)               6.000     09/01/2029   05/25/2023(A)         7,819
     25,000   Romoland, CA School
              District Special Tax(1)          6.000     09/01/2033   11/10/2029(A)        18,523
     50,000   Romoland, CA School
              District Special Tax(1)          6.375     09/01/2033   09/27/2026(A)        38,953
     50,000   Romoland, CA School
              District Special Tax(1)          6.375     09/01/2033   06/04/2031(A)        38,953
    525,000   Roseville, CA Natural Gas
              Finance Authority(1)             5.000     02/15/2011   02/15/2011          506,331
     45,000   Roseville, CA Special Tax
              (North Central Community
              District)(1)                     5.800     09/01/2017   01/15/2014(A)        41,829
     10,000   Roseville, CA Special Tax
              Community Facilities
              District No. 1 (Westpark)(1)     4.300     09/01/2012   09/01/2012            9,072
     25,000   Sacramento County, CA COP(1)     5.375     02/01/2019   08/01/2009(B)        25,062
  1,000,000   Sacramento County, CA Hsg.
              Authority (Cottage Estates
              Apartments)(1)                   6.000     02/01/2033   08/01/2012(B)     1,011,940
     20,000   Sacramento County, CA
              Sanitation District
              Financing Authority(1)           5.600     12/01/2017   06/01/2009(B)        20,069
    375,000   Sacramento, CA Cogeneration
              Authority(1)                     5.200     07/01/2021   07/12/2020(A)       368,018
     10,000   Sacramento, CA Improvement
              Bond Act 1915 (Citywide
              Landscaping & Lighting)(1)       5.500     09/02/2016   09/02/2009(B)        10,027
     55,000   Sacramento, CA Municipal
              Utility District(1)              5.750     11/15/2009   05/15/2009(B)        56,233
     20,000   Sacramento, CA Municipal
              Utility District(1)              8.000     11/15/2010   11/15/2009(B)        20,099
     70,000   Sacramento, CA Special
              Tax(1)                           5.700     12/01/2020   09/15/2017(A)        66,199
     30,000   Sacramento, CA Special Tax
              (North Natomas Community
              Facilities)(1)                   6.300     09/01/2026   12/31/2023(A)        26,052
     10,000   Saddleback Valley, CA
              Unified School District(1)       5.650     09/01/2017   09/01/2009(B)        10,033
      5,000   Saddleback Valley, CA
              Unified School District(1)       7.200     12/01/2011   06/01/2009(B)         5,005
     95,000   Salida, CA Public
              Facilities Financing
              Agency(1)                        5.250     09/01/2028   09/01/2009(B)        95,040
    100,000   Salinas, CA Improvement
              Bond Act 1915(1)                 5.450     09/02/2013   09/02/2013           95,484
     50,000   Salinas, CA Improvement
              Bond Act 1915 (Bella
              Vista)(1)                        5.500     09/02/2013   09/02/2013           48,470


             25 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    30,000   Salinas, CA Redevel. Agency
              Tax Allocation (Central
              City Revitalization)(1)          5.500%    11/01/2010   05/01/2009(B)  $     30,101
    120,000   Salinas, CA Redevel. Agency
              Tax Allocation (Central
              City Revitalization)(1)          5.500     11/01/2023   05/01/2009(B)       120,220
    275,000   San Bernardino County, CA
              (Single Family Mtg.)             5.376(2)  05/01/2031   05/01/2031           71,302
    835,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.000     08/01/2026   02/04/2026(A)       727,268
    700,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.000     08/01/2028   05/18/2027(A)       618,464
     95,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.250     08/01/2016   08/01/2009(B)        95,232
    125,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.500     08/01/2019   02/04/2019(A)       125,004
     25,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.500     08/01/2019   08/01/2010(B)        25,009
     20,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.500     08/01/2022   08/01/2009(B)        20,000
    305,000   San Bernardino County, CA
              COP (Medical Center
              Financing)(1)                    5.500     08/01/2024   02/05/2024(A)       288,121
     60,000   San Bernardino County, CA
              Hsg. Authority (Glen Aire
              Mobile Home Park)(1)             6.700     12/20/2041   11/20/2016(B)        64,259
    110,000   San Bernardino, CA Joint
              Powers Financing Authority
              (California Dept. of
              Transportation Lease)(1)         5.500     12/01/2020   12/01/2009(B)       110,017
     25,000   San Bernardino, CA Joint
              Powers Financing Authority
              (California Dept. of
              Transportation Lease)(1)         5.500     12/01/2020   06/01/2009(B)        25,001
     75,000   San Bernardino, CA Joint
              Powers Financing Authority
              (City Hall)(1)                   5.600     01/01/2015   07/01/2009(B)        75,074
    150,000   San Bernardino, CA Joint
              Powers Financing Authority
              (Tax Allocation)(1)              6.625     04/01/2026   07/06/2023(A)       136,391
    685,000   San Bernardino, CA
              Mountains Community
              Hospital District COP(7)         5.000     02/01/2017   03/07/2015(A)       532,218
     30,000   San Bernardino, CA Redevel.
              Agency (Ramona Senior
              Complex)(1)                      7.875     07/01/2025   12/17/2018(A)        27,337
     95,000   San Diego County, CA COP
              (San Diego Hospital
              Assoc./Sharp Memorial
              Hospital Obligated Group)(1)     5.000     08/15/2018   08/15/2010(B)        95,616
     70,000   San Diego County, CA COP
              (San Diego Hospital
              Assoc./Sharp Memorial
              Hospital Obligated Group)(1)     5.000     08/15/2028   05/04/2024(A)        65,628


             26 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    50,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            5.500%    11/01/2009   05/01/2009(B)  $     50,066
     25,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            5.600     11/01/2010   05/01/2009(B)        25,085
    320,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            5.600     11/01/2010   05/01/2009(B)       320,595
     35,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            5.800     11/01/2016   05/01/2009(B)        35,069
    105,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            6.000     11/01/2019   05/01/2009(B)       105,161
     25,000   San Diego, CA COP (Balboa &
              Mission Bay Parks)(1)            6.000     11/01/2020   05/01/2009(B)        25,034
    155,000   San Diego, CA Mtg.
              (Mariners Cove)(1)               5.800     09/01/2015   09/01/2009(B)       155,277
     65,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.000     05/15/2015   05/15/2009(B)        65,105
    200,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.200     05/15/2013   05/15/2009(B)       200,464
     25,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.250     05/15/2022   05/15/2009(B)        25,011
     25,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.250     05/15/2022   05/15/2009(B)        25,011
     70,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.250     05/15/2027   05/01/2009(B)        69,999
     15,000   San Diego, CA Public
              Facilities Financing
              Authority(1)                     5.375     05/15/2017   05/15/2009(B)        15,020
     35,000   San Diego, CA Sewer, Series
              A(1)                             5.250     05/15/2020   05/15/2009(B)        35,096
    115,000   San Francisco, CA Bay Area
              Rapid Transit District(1)        5.000     07/01/2028   07/01/2010(B)       115,290
     55,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2017   05/01/2017           53,770
    270,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2019   11/04/2018(A)       260,987
     70,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2021   05/01/2021           68,116
    275,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2022   05/01/2022          265,738
    130,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2023   11/23/2021(A)       120,003
     78,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.000     05/01/2025   05/14/2024(A)        73,885
     30,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.125     05/01/2021   05/01/2021           28,500
    185,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.250     01/01/2026   01/01/2026          171,410
     25,000   San Francisco, CA City &
              County Airports
              Commission(1)                    5.500     05/01/2016   05/01/2012(B)        25,151


             27 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    10,000   San Francisco, CA City &
              County Airports Commission
              (SFO Fuel Company)(1)            5.000%    01/01/2014   01/01/2010(B)  $     10,001
    260,000   San Francisco, CA City &
              County Airports Commission
              (SFO Fuel Company)(1)            5.125     01/01/2017   01/13/2016(A)       256,662
     40,000   San Francisco, CA City &
              County Airports Commission
              (SFO Fuel Company)(1)            5.250     01/01/2021   01/01/2021           38,511
     50,000   San Francisco, CA City &
              County Airports Commission
              (SFO Fuel Company)(1)            5.250     01/01/2027   01/01/2027           45,741
     25,000   San Francisco, CA City &
              County COP (2789 25th
              Street Property)(1)              5.000     09/01/2013   09/01/2009(B)        25,068
     20,000   San Francisco, CA City &
              County COP (77th Street
              Property)(1)                     5.300     09/01/2022   09/01/2009(B)        20,138
     90,000   San Francisco, CA City &
              County COP (San Bruno
              Jail)(1)                         5.250     10/01/2026   10/01/2010(B)        90,410
     50,000   San Francisco, CA City &
              County Financing Corp.
              (Comb Emergency
              Communications)(1)               5.000     04/01/2015   10/01/2009(B)        50,135
     70,000   San Francisco, CA City &
              County Financing Corp.
              (Comb Emergency
              Communications)(1)               5.300     04/01/2011   10/01/2009(B)        70,196
     45,000   San Francisco, CA City &
              County Improvement Bond Act
              1915(1)                          6.850     09/02/2026   01/16/2021(A)        43,948
     25,000   San Francisco, CA City &
              County Parking Authority
              (Parking Meter)(1)               5.000     06/01/2018   06/01/2009(B)        25,058
    115,000   San Francisco, CA City &
              County Redevel. Agency(1)        6.750     07/01/2025   07/01/2009(B)       115,199
     90,000   San Francisco, CA City &
              County Redevel. Agency
              (South Beach)(1)                 5.700     03/01/2029   09/01/2009(B)        90,034
     25,000   San Joaquin County, CA
              Community Facilities
              District Special Tax (Delta
              Farms)(1)                        6.125     09/01/2024   06/23/2021(A)        20,714
    775,000   San Joaquin Hills, CA
              Transportation Corridor
              Agency(1)                        5.375     01/15/2029   01/15/2029          546,801
     20,000   San Jose, CA Improvement
              Bond Act 1915(1)                 5.600     09/02/2016   09/02/2016           18,254
     25,000   San Jose, CA Improvement
              Bond Act 1915(1)                 5.700     09/02/2018   09/02/2018           22,138
     95,000   San Jose, CA Improvement
              Bond Act 1915(1)                 5.750     09/02/2019   09/02/2019           82,960
     60,000   San Jose, CA Improvement
              Bond Act 1915(1)                 5.750     09/02/2020   09/02/2020           52,547
    280,000   San Jose, CA Multifamily
              Hsg. (Almaden Senior Hsg.
              Partners)(1)                     5.350     07/15/2034   07/15/2017(B)       282,940


             28 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    30,000   San Jose, CA Multifamily
              Hsg. (El Parador
              Apartments)(1)                   6.100%    01/01/2031   10/11/2012(A)  $     21,752
    275,000   San Jose, CA Multifamily
              Hsg. (Sixth & Martha Family
              Apartments)(1)                   5.875     03/01/2033   03/01/2012(B)       277,005
     10,000   San Jose, CA Redevel.
              Agency(1)                        5.500     08/01/2016   08/01/2009(B)        10,095
     45,000   San Jose, CA Redevel.
              Agency(1)                        5.750     08/01/2017   08/01/2009(B)        45,072
     20,000   San Jose, CA Unified School
              District COP(1)                  5.000     06/01/2016   06/01/2009(B)        20,051
     35,000   San Jose, CA Unified School
              District COP(1)                  5.125     06/01/2022   06/01/2009(B)        35,053
    200,000   San Marcos, CA Public
              Facilities Authority(1)          5.800     09/01/2018   07/31/2012(A)       191,778
     35,000   San Marcos, CA Redevel.
              Agency Tax Allocation
              (Affordable Hsg.)(1)             5.650     10/01/2028   05/09/2021(A)        33,798
  1,045,000   San Marcos, CA Special
              Tax(1)                           5.900     09/01/2028   05/02/2026(A)       831,183
     20,000   San Mateo, CA Sewer(1)           5.000     08/01/2028   08/01/2009(B)        19,803
     15,000   San Rafael, CA Joint Powers
              Financing Authority(1)           6.000     09/02/2011   09/02/2009(B)        15,000
     80,000   Santa Clara County, CA Hsg.
              Authority (Rivertown
              Apartments)(1)                   5.700     08/01/2021   02/01/2014(B)        81,942
     25,000   Santa Clara, CA Unified
              School District(1)               5.000     08/01/2022   08/01/2009(B)        25,120
     50,000   Santa Cruz County, CA Hsg.
              Authority (Northgate
              Apartments)(1)                   5.350     07/20/2022   07/20/2011(B)        50,633
      5,000   Santa Margarita, CA Water
              District Special Tax
              Facilities District
              No. 99-1(1)                      6.200     09/01/2020   09/01/2009(B)         5,196
     20,000   Santa Margarita, CA Water
              District Special Tax
              Facilities District
              No. 99-1(1)                      6.200     09/01/2020   06/23/2018(A)        19,710
     45,000   Santa Margarita, CA Water
              District Special Tax
              Facilities District
              No. 99-1(1)                      6.250     09/01/2029   03/29/2026(A)        41,363
     25,000   Santa Maria, CA COP(1)           5.500     08/01/2021   08/01/2009(B)        24,999
     30,000   Santa Nella County, CA
              Water District(1)                6.250     09/02/2028   02/22/2021(A)        24,632
    175,000   Santa Rosa, CA Improvement
              Bond Act 1915
              (Fountaingrove Parkway)(1)       5.700     09/02/2019   05/01/2017(A)       152,040
     20,000   Santa Rosa, CA Improvement
              Bond Act 1915 (Nielson
              Ranch)(1)                        6.700     09/02/2022   12/09/2019(A)        18,371
     40,000   Santa Rosa, CA Improvement
              Bond Act 1915 (Skyhawk)(1)       5.750     09/02/2020   11/22/2017(A)        34,234
     50,000   Santaluz, CA Special Tax
              Community Facilities
              District No. 2(1)                5.500     09/01/2030   04/26/2028(A)        37,361
    935,000   Santaluz, CA Special Tax
              Community Facilities
              District No. 2(1)                6.375     09/01/2030   08/14/2022(A)       787,672
    115,000   Scotts Valley, CA Special
              Tax(1)                           5.200     09/01/2028   04/25/2026(A)       102,851


             29 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$    15,000   Sequoia, CA Hospital
              District(1)                      5.375%    08/15/2023   08/15/2009(B)  $     16,054
    110,000   Shafter, CA Community
              Devel. Agency Tax
              Allocation(1)                    5.000     11/01/2013   11/01/2013          104,242
    100,000   Shafter, CA Community
              Devel. Agency Tax
              Allocation(1)                    5.250     11/01/2017   11/01/2017           88,545
    100,000   Shafter, CA Community
              Devel. Agency Tax
              Allocation(1)                    5.300     11/01/2018   11/01/2018           85,292
    100,000   Shafter, CA Community
              Devel. Agency Tax
              Allocation(1)                    5.350     11/01/2019   11/01/2019           85,689
    100,000   Shafter, CA Community
              Devel. Agency Tax
              Allocation(1)                    5.375     11/01/2020   11/01/2020           84,052
     75,000   Solana Beach, CA Community
              Facilities District(1)           5.200     09/01/2009   09/01/2009           75,061
     80,000   Solana Beach, CA Community
              Facilities District(1)           5.300     09/01/2010   09/01/2010           79,778
  2,265,000   South Bayside, CA Waste
              Management Authority(1)          5.750     03/01/2020   03/01/2011(B)     2,302,508
  1,515,000   Southern CA Public Power
              Authority(1)                     5.000     11/01/2012   11/01/2012        1,433,735
  1,400,000   Southern CA Public Power
              Authority(1)                     5.000     11/01/2013   11/01/2013        1,311,632
     20,000   Southern CA Public Power
              Authority(1)                     5.500     07/01/2020   07/01/2009(B)        20,022
  2,805,000   Southern CA Tobacco
              Securitization Authority(1)      4.750     06/01/2025   10/14/2012(C)     2,191,518
  1,935,000   Southern CA Tobacco
              Securitization Authority
              (TASC)(1)                        5.000     06/01/2037   11/25/2020(A)     1,102,544
     50,000   Stockton, CA Community
              Facilities District(1)           5.550     08/01/2014   02/24/2013(A)        47,822
     25,000   Stockton, CA Community
              Facilities District(1)           6.750     08/01/2010   08/01/2009(B)        25,083
     30,000   Stockton, CA Improvement
              Bond Act 1915(1)                 5.800     09/02/2020   04/19/2017(A)        26,387
     25,000   Stockton, CA Improvement
              Bond Act 1915
              (Weber/Sperry)(1)                5.650     09/02/2013   12/01/2009(A)        24,938
     50,000   Susanville, CA COP(7)            5.750     05/01/2011   05/01/2011           49,828
    135,000   Susanville, CA COP(7)            6.000     05/01/2011   05/01/2010(B)       135,084
     25,000   Sweetwater, CA Authority(1)      5.250     04/01/2010   10/05/2009(C)        25,669
     15,000   Tejon Ranch, CA Public
              Facilities Finance
              Authority(1)                     7.200     09/01/2030   05/09/2026(A)        12,876
    735,000   Tejon Ranch, CA Public
              Facilities Finance
              Authority Special Tax
              (Community Facilities
              District No. 1)(1)               7.200     09/01/2030   08/19/2023(A)       630,946
     30,000   Temecula Valley, CA Unified
              School District Community
              Facilities District No.
              02-1(1)                          6.125     09/01/2033   10/14/2031(A)        23,311


             30 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   830,000   Temecula, CA Public
              Financing Authority
              Community Facilities
              District (Roripaugh)(1)          4.350%    09/01/2009   09/01/2009     $    818,538
    865,000   Temecula, CA Public
              Financing Authority
              Community Facilities
              District (Roripaugh)(1)          4.500     09/01/2010   09/01/2010          813,974
    905,000   Temecula, CA Public
              Financing Authority
              Community Facilities
              District (Roripaugh)(1)          4.650     09/01/2011   09/01/2011          809,803
     20,000   Torrance, CA Redevel.
              Agency (Downtown
              Redevel.)(1)                     5.550     09/01/2018   04/27/2016(A)        19,033
    835,000   Tracy, CA Area Public
              Facilities Financing
              Agency(1)                        5.875     10/01/2013   10/01/2009(B)       841,212
     50,000   Tracy, CA Community
              Facilities District(1)           5.400     09/01/2015   09/01/2015           45,926
     50,000   Tracy, CA Community
              Facilities District(1)           6.100     09/01/2015   09/01/2015           47,883
     10,000   Tracy, CA Community
              Facilities District(1)           6.500     09/01/2020   09/01/2020            9,120
     25,000   Tracy, CA Community
              Facilities District (205
              Parcel Glen)(1)                  6.250     09/01/2032   05/07/2030(A)        19,673
    100,000   Tracy, CA Community
              Facilities District (South
              Mac Arthur Area)(1)              6.000     09/01/2027   05/31/2025(A)        80,228
     30,000   Tracy, CA Community
              Facilities District (South
              Mac Arthur Area)(1)              6.300     09/01/2017   09/01/2017           28,210
     35,000   Tracy, CA Improvement Bond
              Act 1915(1)                      5.700     09/02/2023   08/16/2019(A)        28,331
     75,000   Tracy, CA Operating
              Partnership Joint Powers
              Authority(1)                     6.100     09/02/2021   05/15/2019(A)        66,386
     30,000   Truckee-Donner, CA Public
              Utility District Special
              Tax(1)                           5.800     09/01/2035   05/25/2033(A)        21,909
     75,000   Truckee-Donner, CA Public
              Utility District Special
              Tax(1)                           6.000     09/01/2028   06/06/2026(A)        59,765
     20,000   Truckee-Donner, CA Public
              Utility District Special
              Tax(1)                           6.100     09/01/2033   10/31/2031(A)        15,403
     25,000   Turlock, CA Irrigation
              District, Series A(1)            5.000     01/01/2026   01/01/2010(B)        25,020
    210,000   Upland, CA Community
              Facilities District Special
              Tax (Colonies at San
              Antonio)(1)                      5.900     09/01/2024   02/09/2021(A)       169,105
    185,000   Upland, CA COP (San Antonio
              Community Hospital)(1)           5.000     01/01/2018   02/06/2016(A)       184,994
     20,000   Vacaville, CA Improvement
              Bond Act 1915 (East Monte
              Vista Avenue)(1)                 5.850     09/02/2016   07/01/2012(A)        18,581
     10,000   Vacaville, CA Improvement
              Bond Act 1915 (Green Tree
              Reassessment District)(1)        6.300     09/02/2013   09/02/2013           10,012


             31 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   195,000   Vacaville, CA Public
              Financing Authority(1)           5.400%    09/01/2022   11/16/2019(A)  $    179,802
    145,000   Vacaville, CA Redevel.
              Agency (Vacaville Community
              Hsg.)(1)                         6.000     11/01/2024   11/01/2011(B)       146,707
    275,000   Val Verde, CA Unified
              School District(1)               6.125     09/01/2034   06/24/2031(A)       230,326
     30,000   Vallejo, CA Public
              Financing Authority, Series
              A(1)                             7.500     09/01/2020   03/24/2016(A)        29,403
     40,000   Vallejo, CA Quadrant
              Improvement District No.
              001(1)                           6.000     09/01/2017   09/01/2017           36,662
     30,000   Vallejo, CA Quadrant
              Improvement District No.
              001(1)                           6.000     09/01/2026   05/02/2024(A)        24,146
     40,000   Vallejo, CA Quadrant
              Improvement District No.
              001(1)                           6.125     09/01/2034   06/24/2031(A)        30,290
     25,000   Vallejo, CA Unified School
              District(1)                      5.400     08/01/2024   08/01/2009(B)        25,084
     25,000   Valley Center-Pauma, CA
              Unified School District
              (Woods Valley Ranch)(1)          5.500     09/01/2019   09/01/2019           21,746
     10,000   Valley Center-Pauma, CA
              Unified School District
              (Woods Valley Ranch)(1)          6.000     09/01/2025   09/01/2025            8,462
     20,000   Valley Center-Pauma, CA
              Unified School District
              (Woods Valley Ranch)(1)          6.000     09/01/2028   09/16/2027(A)        15,937
  1,825,000   Ventura County, CA Area
              Hsg. Authority (Mira Vista
              Senior Apartments)(1)            5.000     12/01/2022   06/15/2019(A)     1,693,801
    145,000   Victor, CA Elementary
              School District(1)               5.600     09/01/2034   04/06/2033(A)       102,924
     60,000   Vista, CA Joint Powers
              Financing Authority(1)           6.100     10/01/2021   10/01/2009(B)        60,388
      5,000   Vista, CA Joint Powers
              Financing Authority(1)           6.250     12/01/2019   07/09/2015(A)         4,981
     15,000   Wasco, CA Improvement Bond
              Act 1915(1)                      8.750     09/02/2010   09/02/2009(B)        15,601
     15,000   Wasco, CA Improvement Bond
              Act 1915(1)                      8.750     09/02/2013   09/02/2009(B)        15,555
     25,000   West Contra Costa, CA
              Unified School District(1)       5.000     08/01/2023   08/01/2010(B)        25,167
    100,000   West Covina, CA Redevel.
              Agency Tax Allocation
              (Executive Lodge
              Apartments)(1)                   5.100     09/01/2014   09/01/2009(B)        99,994
     20,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           5.850     09/01/2028   10/29/2026(A)        12,755
     10,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.000     09/01/2019   09/01/2019            7,577
     15,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.000     09/01/2039   05/18/2035(A)         8,940


             32 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
California Continued
$   105,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.600%    09/01/2033   12/17/2030(A)  $     70,168
     25,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.700     09/01/2032   04/26/2028(A)        17,024
      5,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.750     09/01/2035   09/01/2017(A)         3,380
    115,000   West Patterson, CA
              Financing Authority Special
              Tax(1)                           6.750     09/01/2036   03/22/2027(A)        77,477
     10,000   West Patterson, CA
              Financing Authority Special
              Tax Community Facilities
              District(1)                      5.600     09/01/2019   09/01/2019            7,320
     60,000   West Sacramento, CA
              Financing Authority Special
              Tax(1)                           6.100     09/01/2029   02/15/2026(A)        48,150
      5,000   West Sacramento, CA
              Improvement Bond Act 1915(1)     8.500     09/02/2017   11/01/2015(C)         5,132
    250,000   West Sacramento, CA Special
              Tax Community Facilities
              District No. 12(1)               5.750     09/01/2029   09/01/2009(B)       250,238
     50,000   West Sacramento, CA Special
              Tax Community Facilities
              District No. 14(1)               6.125     09/01/2021   11/30/2018(A)        44,358
     10,000   West Sacramento, CA Special
              Tax Community Facilities
              District No. 17(1)               5.875     09/01/2033   08/17/2029(A)         7,468
     50,000   West Sacramento, CA Special
              Tax Community Facilities
              District No. 8
              (Southport)(1)                   6.500     09/01/2031   08/11/2027(A)        41,065
     25,000   Western CA Municipal Water
              Districts(1)                     7.125     09/02/2014   09/02/2014           25,700
     30,000   Yorba Linda, CA Redevel.
              Agency Tax Allocation(1)         5.250     09/01/2013   09/01/2009(B)        30,121
     70,000   Yorba Linda, CA Redevel.
              Agency Tax Allocation(1)         5.250     09/01/2023   03/25/2022(A)        66,562
     50,000   Yuba City, CA Unified
              School District COP(1)           4.900     02/01/2011   08/01/2009(B)        50,124
     30,000   Yuba City, CA Unified
              School District COP(1)           5.250     02/01/2022   08/01/2009(B)        30,005
     25,000   Yucaipa, CA Redevel. Agency
              (Eldorado Palms Mobile
              Home)(1)                         6.000     05/01/2030   07/06/2025(A)        19,794
     30,000   Yucaipa, CA Special Tax
              Community Facilities
              District No. 98-1(1)             6.000     09/01/2028   01/23/2021(A)        23,906

                                                                                      224,865,475
U.S. Possessions--9.1%
    600,000   Guam Government Waterworks
              Authority & Wastewater
              System(1)                        6.000     07/01/2025   11/19/2021(A)       494,238
     60,000   Puerto Rico Children's
              Trust Fund (TASC)(1)             5.375     05/15/2033   05/15/2014(A)        48,238
    360,000   Puerto Rico Commonwealth
              GO(1)                            5.250     07/01/2032   10/01/2031(A)       302,684
    300,000   Puerto Rico Highway &
              Transportation Authority(1)      5.000     07/01/2035   07/01/2010(D)       299,508


             33 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

 Principal                                                             Effective
   Amount                                     Coupon      Maturity     Maturity*         Value
-----------                                   ------     ----------   ----------     ------------
U.S. Possessions Continued
$   110,000   Puerto Rico IMEPCF
              (American Home Products)(1)      5.100%    12/01/2018   06/01/2009(B)  $    110,732
  6,935,000   Puerto Rico ITEMECF
              (Cogeneration Facilities)(1)     6.625     06/01/2026   10/16/2024(A)     6,555,725
  1,185,000   Puerto Rico ITEMECF
              (Mennonite General
              Hospital)(1)                     6.500     07/01/2012   01/28/2011(A)     1,161,217
    520,000   Puerto Rico ITEMECF
              (University Plaza)(1)            5.625     07/01/2013   07/01/2010(B)       524,165
  1,500,000   Puerto Rico Municipal
              Finance Agency, Series A(1)      5.250     08/01/2023   08/01/2023        1,376,925
    135,000   Puerto Rico Municipal
              Finance Agency, Series A(1)      5.500     07/01/2017   07/01/2009(B)       135,135
     75,000   Puerto Rico Port Authority,
              Series D(1)                      6.000     07/01/2021   07/01/2009(B)        75,006
  1,160,000   Puerto Rico Port Authority,
              Series D(1)                      7.000     07/01/2014   07/01/2009(B)     1,161,670
    200,000   Puerto Rico Public
              Buildings Authority(1)           5.000     07/01/2036   07/01/2012(D)       194,176
    100,000   Puerto Rico Public Finance
              Corp., Series A(1)               5.000     08/01/2027   02/01/2012(D)        97,438
    250,000   Puerto Rico Public Finance
              Corp., Series A(1)               5.250     08/01/2029   02/01/2012(D)       245,158
    750,000   Puerto Rico Public Finance
              Corp., Series A(1)               5.250     08/01/2030   02/01/2012(D)       735,473
  2,175,000   Puerto Rico Public Finance
              Corp., Series A(1)               5.250     08/01/2031   02/01/2012(D)     2,132,870
  1,550,000   Puerto Rico Public Finance
              Corp., Series A(1)               5.750     08/01/2027   02/01/2012(D)     1,539,367
    250,000   V.I. Public Finance
              Authority, Series A(1)           5.250     10/01/2024   10/01/2024          226,853
    160,000   V.I. Public Finance
              Authority, Series A(1)           5.500     10/01/2022   01/09/2021(A)       151,238
  2,500,000   V.I. Public Finance
              Authority, Series A(1)           6.375     10/01/2019   10/01/2011(B)     2,535,250
  1,000,000   V.I. Water & Power
              Authority(1)                     5.000     07/01/2023   07/01/2023          892,143
                                                                                       20,995,209
                                                                                     ------------
Total Investments, at Value (Cost $276,913,157)-106.9%                                245,860,684
                                                                                     ------------
Liabilities in Excess of Other Assets-(6.9)                                           (15,867,490)
                                                                                     ------------
Net Assets-100.0%                                                                    $229,993,194
                                                                                     ------------

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(B.) Optional call date; corresponds to the most conservative yield calculation.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $728,994, which represents 0.32% of the Fund's net assets. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after April 30, 2009. See accompanying Notes.


             34 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                                                   OTHER
                                               INVESTMENTS IN     FINANCIAL
VALUATION DESCRIPTION                            SECURITIES     INSTRUMENTS*
---------------------                          --------------   ------------
Level 1--Quoted Prices                          $         --        $--
Level 2--Other Significant Observable Inputs     245,860,684         --
Level 3--Significant Unobservable Inputs                  --         --
                                                ------------        ---
   Total                                        $245,860,684        $--
                                                ============        ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG      Association of Bay Area Governments

CDA       Communities Devel. Authority

COP       Certificates of Participation

CVHP      Citrus Valley Health Partners

CVMC      Citrus Valley Medical Center

FH        Foothill Hospital

GO        General Obligation

GP        General Purpose

HFA       Housing Finance Agency

IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding

TASC      Tobacco Settlement Asset-Backed Bonds

V.I.      United States Virgin Islands


             35 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


            36 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages


            37 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities         $757,298

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $3,227,000 as of April 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes


            38 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2009, municipal bond holdings with a value of $6,340,966 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,227,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                      COUPON    MATURITY
  AMOUNT              INVERSE FLOATER           RATE(1)     DATE        VALUE
------------   ------------------------------   -------   --------   ----------
               CA Austin Trust Various States
  $3,223,000   Inverse Certificates              9.796     2/1/42    $3,113,966

(1.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2009, securities with an aggregate market value of $337,572, representing 0.15% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading


            39 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $276,913,578
                                 ============
Gross unrealized appreciation    $  3,540,765
Gross unrealized depreciation     (34,593,659)
                                 ------------
Net unrealized depreciation      $(31,052,894)
                                 ============


            40 | Oppenheimer Limited Term California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/15/2009